UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
              (Address of principal executive offices) (Zip code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and address of agent for service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-484-2100

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2016

                    DATE OF REPORTING PERIOD: MARCH 31, 2016

ITEM 1.     REPORTS TO STOCKHOLDERS.


                    [LOGO OMITTED]

                               Semi-Annual Report
                           March 31, 2016 (Unaudited)

                    RiverPark Large Growth Fund
                    Retail Class and Institutional Class Shares

                    RiverPark/Wedgewood Fund
                    Retail Class and Institutional Class Shares

                    RiverPark Short Term High Yield Fund
                    Retail Class and Institutional Class Shares

                    RiverPark Long/Short Opportunity Fund
                    Retail Class and Institutional Class Shares

                    RiverPark Structural Alpha Fund
                    Retail Class and Institutional Class Shares

                    RiverPark Strategic Income Fund
                    Retail Class and Institutional Class Shares

                    RiverPark Focused Value Fund
                    Retail Class and Institutional Class Shares

Investment Adviser:
RiverPark Advisors, LLC

[LOGO OMITTED]
--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedules of Investments
   RiverPark Large Growth Fund ..............................................  1
   RiverPark/Wedgewood Fund .................................................  2
   RiverPark Short Term High Yield Fund .....................................  3
   RiverPark Long/Short Opportunity Fund ....................................  5
   RiverPark Structural Alpha Fund ..........................................  8
   RiverPark Strategic Income Fund .......................................... 10
   RiverPark Focused Value Fund ............................................. 14
Statements of Assets and Liabilities ........................................ 16
Statements of Operations .................................................... 18
Statements of Changes in Net Assets ......................................... 20
Financial Highlights ........................................................ 24
Notes to Financial Statements ............................................... 30
Disclosure of Fund Expenses ................................................. 44




The RiverPark Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission's website at http://www.sec.gov.

[LOGO OMITTED]                                       RiverPark Large Growth Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

37.4% Financials
26.3% Information Technology
23.3% Consumer Discretionary
6.2% Health Care
5.8% Energy
1.0% Materials

+    Percentages are based on total investments.

--------------------------------------------------------------------------------
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 98.7%**
  Consumer Discretionary -- 23.0%
     Amazon.com*                                      1,353              $   803
     CarMax*                                         63,175                3,228
     Chipotle Mexican Grill, Cl A*                    2,243                1,056
     Dollar Tree*                                    23,706                1,955
     Dollarama^                                      15,126                1,064
     Las Vegas Sands                                 54,074                2,795
     Priceline Group*                                 1,775                2,288
     Starbucks                                       20,922                1,249
     Walt Disney                                     19,793                1,966
                                                                         -------
                                                                          16,404
                                                                         -------
  Energy -- 5.7%
     EOG Resources                                   14,266                1,035
     Schlumberger                                    28,814                2,125
     Southwestern Energy*                           114,218                  922
                                                                         -------
                                                                           4,082
                                                                         -------
  Financials -- 36.9%
     Affiliated Managers Group*                      10,346                1,680
     American Tower REIT, Cl A                       31,704                3,246
     BlackRock, Cl A                                  3,377                1,150
     CBRE Group, Cl A*                               85,993                2,478
     Charles Schwab                                  77,148                2,162
     CME Group, Cl A                                 26,560                2,551
     Equinix REIT                                     8,746                2,892
     Intercontinental Exchange                        5,934                1,396
     Realogy Holdings*                               94,927                3,428
     TD Ameritrade Holding                           71,246                2,246
     The Blackstone Group LP (a)                    111,863                3,138
                                                                         -------
                                                                          26,367
                                                                         -------
  Health Care -- 6.2%
     Align Technology*                               10,608                  771
     Intuitive Surgical*                              2,407                1,447
     Perrigo                                         17,024                2,178
                                                                         -------
                                                                           4,396
                                                                         -------

--------------------------------------------------------------------------------
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
  Information Technology -- 25.9%
     Alliance Data Systems*                          11,620              $ 2,557
     Alphabet, Cl A*                                  2,498                1,906
     Alphabet, Cl C*                                  2,562                1,909
     Apple                                           29,452                3,210
     eBay*                                           38,024                  907
     Facebook, Cl A*                                 28,698                3,274
     Mastercard, Cl A                                21,143                1,998
     Trimble Navigation*                             33,565                  832
     Visa, Cl A                                      25,014                1,913
                                                                         -------
                                                                          18,506
                                                                         -------
  Materials -- 1.0%
     Monsanto                                         7,740                  679
                                                                         -------
Total Common Stock
  (Cost $64,137) (000)                                                    70,434
                                                                         -------
Total Investments -- 98.7%
  (Cost $64,137) (000)                                                   $70,434
                                                                         =======


As of March 31, 2016, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $71,391(000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^    Traded in Canadian Dollar.
(a) Security considered Master Limited Partnership. At March 31, 2016, these securities amounted to $3,138(000) or 4.4% of Net Assets.

Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       1

[LOGO OMITTED]                                          RiverPark/Wedgewood Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

33.9% Information Technology
12.5% Financials
12.1% Consumer Discretionary
11.9% Industrials
10.1% Consumer Staples
10.0% Energy
9.5% Health Care

+    Percentages are based on total investments.

--------------------------------------------------------------------------------
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 96.3%**
  Consumer Discretionary -- 11.6%
     LKQ*                                         2,968,000           $   94,768
     Priceline Group*                                88,000              113,429
                                                                         -------
                                                                         208,197
                                                                         -------
  Consumer Staples -- 9.7%
     Kraft Heinz                                  1,264,000               99,300
     Mead Johnson Nutrition, Cl A                   874,000               74,264
                                                                         -------
                                                                         173,564
                                                                         -------
  Energy -- 9.7%
     Core Laboratories                              668,500               75,146
     Schlumberger                                 1,328,000               97,940
                                                                         -------
                                                                         173,086
                                                                         -------

  Financials - 12.1%
     Berkshire Hathaway, Cl B*                    1,198,000              169,972
     Charles Schwab                               1,660,200               46,519
                                                                         -------
                                                                         216,491
                                                                         -------

  Health Care - 9.1%
     Express Scripts Holding*                     1,063,000               73,017
     Perrigo                                        704,000               90,063
                                                                         -------
                                                                         163,080
                                                                         -------

  Industrials - 11.5%
     Stericycle*                                    845,000              106,630
     Verisk Analytics, Cl A*                      1,238,000               98,941
                                                                         -------
                                                                         205,571
                                                                         -------

  Information Technology - 32.6%
     Alphabet, Cl A*                                102,000               77,816
     Apple                                        1,496,000              163,049
     Cognizant Technology Solutions, Cl A*        1,943,000              121,826
     PayPal Holdings*                             1,693,000               65,350
     QUALCOMM                                     1,730,000               88,472


--------------------------------------------------------------------------------
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
     Visa, Cl A                                     881,000           $   67,379
                                                                      ----------
                                                                         583,892
                                                                      ----------
Total Common Stock
  (Cost $1,486,326)(000)                                               1,723,881
                                                                      ----------
Total Investments -- 96.3%
  (Cost $1,486,326)(000)                                              $1,723,881
                                                                      ==========


As of March 31, 2016, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $1,790,786 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       2

[LOGO OMITTED]                              RiverPark Short Term High Yield Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

80.5% Corporate Obligations
17.6% Bank Loan Obligations
1.3% Preferred Stock
0.6% Convertible Bonds

+    Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                Face Amount
Description                                        (000)             Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Corporate Obligations -- 79.8%
  Consumer Discretionary -- 31.5%
     Accuride
        9.500%, 08/01/18                          $  13,791            $  12,757
     Beazer Homes USA
        8.125%, 06/15/16                              5,910                5,996
     Cablevision Systems
        8.625%, 09/15/17                              5,544                5,877
     CCO Holdings
        7.000%, 01/15/19                             13,143               13,408
     Centex
        6.500%, 05/01/16                             15,120               15,139
     Central European Media Enterprises
        15.000%, 12/01/17                            22,150               23,325
     Cinemark USA
        7.375%, 06/15/21                                975                1,020
     DR Horton
        6.500%, 04/15/16                             21,785               21,798
     Harron Communications
        9.125%, 04/01/20 (a)                         28,775               30,088
     HD Supply
        11.500%, 07/15/20                             3,000                3,343
     Hyatt Hotels
        3.875%, 08/15/16                                160                  161
     MDC Partners
        6.750%, 04/01/20 (a)                         54,085               55,944
     MGM Resorts International
        10.000%, 11/01/16                             5,150                5,378
        7.500%, 06/01/16                              5,000                5,044
        6.875%, 04/01/16                                300                  300
     Office Depot
        9.750%, 03/15/19 (a)                         12,902               13,634
     Pinnacle Entertainment
        7.500%, 04/15/21                             17,168               17,876
     Service International
        7.000%, 06/15/17                              5,457                5,825
     TEGNA
        10.000%, 04/01/16                             8,000                8,000


--------------------------------------------------------------------------------
                                                Face Amount
Description                                        (000)             Value (000)
--------------------------------------------------------------------------------
     Yum! Brands
        6.250%, 04/15/16                           $ 28,754             $ 28,801
                                                                        --------
                                                                         273,714
                                                                        --------
  Consumer Staples -- 3.5%
     US Foods
        8.500%, 06/30/19                             29,654               30,581
                                                                        --------
  Energy -- 2.7%
     Sabine Pass LNG
        7.500%, 11/30/16 (a)                         22,605               23,275
                                                                        --------
  Financials -- 8.0%
     Crescent Resources
        10.250%, 08/15/17 (a)                         6,489                6,448
     Homefed
        6.500%, 06/30/18 (a)                         29,960               30,110
     Realogy Group
        3.375%, 05/01/16 (a)                         32,666               32,631
                                                                        --------
                                                                          69,189
                                                                        --------
  Health Care -- 1.0%
     Prospect Medical Holdings
        8.375%, 05/01/19 (a)                          7,137                7,387
     Universal Health Services
        7.125%, 06/30/16                              1,210                1,229
                                                                        --------
                                                                           8,616
                                                                        --------
  Industrials -- 11.8%
     ADT
        2.250%, 07/15/17                             14,001               14,211
     Avis Budget Car Rental
        4.875%, 11/15/17                              8,785                8,906
     Casella Waste Systems
        7.750%, 02/15/19                              8,848                9,019
     CEMEX Espana
        9.875%, 04/30/19 (a)                         17,302               18,227
     Icahn Enterprises
        3.500%, 03/15/17                             29,505               29,505
     Masco
        6.125%, 10/03/16                              7,391                7,580
     TRAC Intermodal
        11.000%, 08/15/19                             6,754                7,244
     USG
        6.300%, 11/15/16                              7,540                7,747
                                                                        --------
                                                                         102,439
                                                                        --------
  Information Technology -- 3.4%
     Denali International
        5.625%, 10/15/20 (a)                         18,167               19,209
     Jabil Circuit
        7.750%, 07/15/16                              7,000                7,106


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       3

[LOGO OMITTED]                              RiverPark Short Term High Yield Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              Face Amount
Description                                   (000)/Shares           Value (000)
--------------------------------------------------------------------------------
     NXP BV
        3.500%, 09/15/16 (a)                        $ 2,821             $  2,832
                                                                        --------
                                                                          29,147
                                                                        --------
  Materials -- 9.7%
     Aleris International
        7.625%, 02/15/18                             34,100               34,803
     Beverage Packaging Holdings
      Luxembourg II
        5.625%, 12/15/16 (a)                         24,790               24,743
     Optima Specialty Steel
        12.500%, 12/15/16 (a)                        19,564               16,336
     PetroLogistics
        6.250%, 04/01/20                                932                  965
     Sappi Papier Holding
        6.625%, 04/15/21 (a)                          6,746                6,981
                                                                        --------
                                                                          83,828
                                                                        --------
  Telecommunication Services -- 8.2%
     Level 3 Financing
        7.000%, 06/01/20                              6,145                6,415
        4.101%, 01/15/18 (b)                          7,226                7,262
     Sprint Communications
        9.125%, 03/01/17                                942                  963
        6.000%, 12/01/16                             19,844               19,819
     Telesat Canada
        6.000%, 05/15/17 (a)                         36,143               36,188
                                                                        --------
                                                                          70,647
                                                                        --------
Total Corporate Obligations
  (Cost $697,520) (000)                                                  691,436
                                                                        --------
Preferred Stock -- 0.1%
     Essex Property Trust++
        7.125%, 12/31/49                              3,858                   96
     Public Storage++
        6.500%, 12/31/49                             33,879                  849
                                                                        --------
Total Preferred Stock
  (Cost $947) (000)                                                          945
                                                                        --------
Convertible Bond -- 0.6%
     Prospect Capital
        5.500%, 08/15/16
  (Cost $5,000) (000)                                 5,000                5,000
                                                                        --------
Bank Loan Obligations -- 17.5%
     Affinity Gaming
        5.250%, 11/09/17                              7,000                7,013
     Alere
        4.250%, 06/20/22                             18,651               18,517
     Energy Future Holdings
        4.250%, 12/19/16                             43,100               43,033


--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)            Value (000)
--------------------------------------------------------------------------------
     First Data Corporation
        3.932%, 03/23/18                            $ 6,458            $   6,441
     Lee Enterprises
        7.250%, 03/31/19                             10,333               10,230
     Media General
        4.000%, 07/31/20                             17,054               17,025
     Mediacom Communications
        3.400%, 10/23/17                              3,328                3,316
     MGM Resorts International
        3.500%, 12/17/20                             10,217               10,181
     Physio-Control International
        5.500%, 06/06/22                             11,544               11,530
     RegionalCare Hospital Partners
        6.000%, 04/23/19 (c)                          1,800                1,786
     Truven Health
        4.500%, 06/06/19                              5,000                4,987
     Tyche Holdings
        4.750%, 11/12/21                             17,535               17,513
                                                                       ---------
Total Bank Loan Obligations
  (Cost $152,175) (000)                                                  151,572
                                                                       ---------
Total Investments -- 98.0%
  (Cost $855,642) (000)                                                $ 848,953
                                                                       =========

As of March 31, 2016, all of the Fund's investments are Level 2 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $866,384 (000).
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Variable rate security -- Rate disclosed is the rate in effect on March 31, 2016.
(c)  Unsettled bank loan.
++   Real Estate Investment Trust


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       4

[LOGO OMITTED]                             RiverPark Long/Short Opportunity Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

40.5% Financials
22.4% Consumer Discretionary
22.1% Information Technology
8.3%  Health Care
5.6%  Energy
1.1%  Materials

+    Percentages are based on total investments.

--------------------------------------------------------------------------------
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 90.6%**
  Consumer Discretionary -- 20.3%
     Amazon.com*                                      2,233              $ 1,326
     CarMax*                                        112,281                5,738
     Chipotle Mexican Grill, Cl A*                    3,677                1,732
     Dollar Tree* (c)                                14,253                1,175
     Dollarama***                                    28,702                2,020
     Imax* (a)                                       46,547                1,447
     Las Vegas Sands (a) (c)                         73,407                3,793
     Priceline Group* (a) (c)                         2,857                3,682
     Starbucks (a)                                   32,832                1,960
     Walt Disney (a) (c)                             12,859                1,277
                                                                         -------
                                                                          24,150
                                                                         -------
  Energy -- 5.1%
     EOG Resources                                   31,657                2,298
     Schlumberger (a) (c)                            29,454                2,172
     Southwestern Energy* (a) (c)                   192,663                1,555
                                                                         -------
                                                                           6,025
                                                                         -------
  Financials -- 36.7%
     Affiliated Managers Group*                      16,874                2,740
     American Tower REIT, Cl A (a) (c)               45,357                4,643
     BlackRock, Cl A                                  6,942                2,364
     CBRE Group, Cl A*                              148,697                4,286
     Charles Schwab (a)                             131,549                3,686
     CME Group, Cl A (a) (c)                         31,770                3,052
     Equinix REIT (a)                                14,826                4,903
     Intercontinental Exchange                        9,246                2,174
     Realogy Holdings* (a)                          169,130                6,107
     TD Ameritrade Holding (a)                      117,397                3,702
     The Blackstone Group LP (a) (b)                211,691                5,938
                                                                         -------
                                                                          43,595
                                                                         -------
  Health Care -- 7.5%
     Align Technology*                               17,316                1,258
     Intuitive Surgical* (a)                          4,139                2,488
     Pacira Pharmaceuticals*                         32,624                1,728


--------------------------------------------------------------------------------
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
     Perrigo                                         26,761            $  3,424
                                                                       ---------
                                                                          8,898
                                                                       ---------
  Information Technology -- 20.0%
     Alliance Data Systems* (a) (c)                  16,105               3,543
     Alphabet, Cl A* (a) (c)                          3,786               2,888
     Alphabet, Cl C* (a) (c)                          3,468               2,584
     Apple (a) (c)                                   39,958               4,355
     eBay* (c)                                       17,860                 426
     Facebook, Cl A*                                 48,362               5,518
     Mastercard, Cl A (a) (c)                        10,172                 961
     Trimble Navigation* (a)                         53,282               1,322
     Visa, Cl A (a) (c)                              28,740               2,198
                                                                       ---------
                                                                         23,795
                                                                       ---------
  Materials -- 1.0%
     Monsanto (a)                                    13,847               1,215
                                                                       ---------
Total Common Stock
  (Cost $96,751) (000)                                                  107,678
                                                                       ---------
Total Investments -- 90.6%
  (Cost $96,751) (000)                                                 $107,678
                                                                       =========
Schedule of Securities Sold Short
Common Stock -- (50.3)%
  Consumer Discretionary -- (18.9)%
     Best Buy                                       (37,237)            $(1,208)
     CBS, Cl B                                      (17,040)               (939)
     Crocs*                                         (44,180)               (425)
     Dick's Sporting Goods                          (17,221)               (805)
     Foot Locker                                     (8,897)               (574)
     Gannett                                        (46,446)               (703)
     Gap                                            (26,274)               (772)
     Garmin                                         (34,422)             (1,375)
     Hibbett Sports*                                (24,717)               (887)
     Kohl's                                         (13,157)               (613)
     Live Nation Entertainment*                     (34,561)               (771)
     Lululemon Athletica*                           (19,162)             (1,298)
     Macy's                                         (30,774)             (1,357)
     Mattress Firm Holding*                         (12,679)               (538)
     Omnicom Group                                  (17,154)             (1,428)
     Publicis Groupe                                (18,249)             (1,281)
     Scripps Networks Interactive, Cl A             (26,226)             (1,718)
     Sony ADR                                       (52,671)             (1,355)
     Starz - Liberty Capital*                       (21,598)               (569)
     TEGNA                                          (21,168)               (497)
     Thomson Reuters                                (17,521)               (709)
     Time Warner                                     (7,940)               (576)
     Twenty-First Century Fox, Cl A                 (31,724)               (884)
     WPP                                            (52,733)             (1,232)
                                                                        --------
                                                                        (22,514)
                                                                        --------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       5

[LOGO OMITTED]                             RiverPark Long/Short Opportunity Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
  Consumer Staples -- (2.9)%
     Coca-Cola                                      (27,589)          $  (1,280)
     Kroger                                         (14,590)               (558)
     Spectrum Brands Holdings                        (5,570)               (609)
     Wal-Mart Stores                                (13,662)               (936)
                                                                        --------
                                                                         (3,383)
                                                                        --------
  Financials -- (4.4)%
     Green Dot, Cl A*                               (80,311)             (1,845)
     Iron Mountain REIT                             (53,808)             (1,825)
     Prologis REIT                                  (21,640)               (956)
     SL Green Realty REIT                            (6,468)               (626)
                                                                        --------
                                                                         (5,252)
                                                                        --------
  Health Care -- (2.8)%
     Acadia Healthcare*                             (15,886)               (875)
     Cerner*                                        (21,823)             (1,156)
     Envision Healthcare Holdings*                  (33,329)               (680)
     HCA Holdings*                                   (7,800)               (609)
                                                                        --------
                                                                         (3,320)
                                                                        --------
  Industrials -- (3.5)%
     Generac Holdings*                              (13,108)               (488)
     Nielsen Holdings                               (30,976)             (1,631)
     Pitney Bowes                                   (57,898)             (1,247)
     TransDigm Group*                                (3,798)               (837)
                                                                        --------
                                                                         (4,203)
                                                                        --------
  Information Technology -- (13.9)%
     Akamai Technologies*                            (9,938)               (552)
     Alibaba Group Holding ADR*                     (10,276)               (812)
     Cimpress*                                      (19,669)             (1,784)
     CommScope Holding*                             (49,323)             (1,377)
     Corning                                        (49,177)             (1,027)
     Flextronics International*                    (107,224)             (1,293)
     Intel                                          (27,503)               (890)
     International Business Machines                 (6,154)               (932)
     j2 Global                                      (16,808)             (1,035)
     Lexmark International, Cl A                    (35,497)             (1,187)
     NVIDIA                                         (33,070)             (1,178)
     Oracle                                         (30,083)             (1,231)
     SAP ADR                                        (12,974)             (1,043)
     Western Union                                  (80,593)             (1,555)
     Zebra Technologies, Cl A*                       (8,219)               (567)
                                                                        --------
                                                                        (16,463)
                                                                        --------
  Telecommunication Services -- (3.9)%
     AT&T                                           (38,165)             (1,495)
     CenturyLink                                    (35,261)             (1,127)
     Cogent Communications Holdings                 (18,976)               (741)



--------------------------------------------------------------------------------
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
     Verizon Communications                         (24,364)          $  (1,317)
                                                                      ----------
                                                                         (4,680)
                                                                      ----------
Total Common Stock
  (Proceeds $57,320) (000)                                              (59,815)
                                                                      ----------
Total Securities Sold Short
  (Proceeds $57,320) (000)                                            $ (59,815)
                                                                      ==========

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund's investments, securities sold short, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities               Level 1          Level 2          Level 3          Total
-----------------------------------------------------------------------------------------------------
  Common Stock                         $107,678         $     --         $     --         $107,678
                                       --------         --------         --------         --------
Total Investments in Securities        $107,678         $     --         $     --         $107,678
                                       ========         ========         ========         ========

Securities Sold Short                   Level 1          Level 2          Level 3          Total
-----------------------------------------------------------------------------------------------------
  Common Stock                         $(59,815)        $     --         $     --         $(59,815)
                                       --------         --------         --------         --------
Total Securities Sold Short            $(59,815)        $     --         $     --         $(59,815)
                                       ========         ========         ========         ========

Other Financial Instruments             Level 1          Level 2          Level 3          Total
-----------------------------------------------------------------------------------------------------
Total Return Swaps^                    $     --         $     --         $     --         $     --
                                       --------         --------         --------         --------
Total Other Financial Instruments      $     --         $     --         $     --         $     --
                                       ========         ========         ========         ========

^ As of March 31, 2016, the swaps are considered Level 2. See Note 2 in Notes to Financial Statements for additional information.

For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       6

[LOGO OMITTED]                             RiverPark Long/Short Opportunity Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------


A list of open swap agreements held by the Fund at March 31, 2016 was as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Return Swaps
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Net Unrealized
                                                                                                            Notional   Appreciation
                                                                                      Termination            Amount   (Depreciation)
Counterparty     Reference Entity/Obligation  Fund Pays                 Fund Receives    Date      Contracts (000)        (000)
------------------------------------------------------------------------------------------------------------------------------------
 Goldman Sachs
 International   Alliance Data Systems        Fed Funds 1-Day -- 0.50%  Total Return   02/06/17       3,496   $ 769      $  --
 Goldman Sachs
 International   Alliance Data Systems        Fed Funds 1-Day -- 0.45%  Total Return   09/13/16       2,156     474         --
 Goldman Sachs
 International   Alphabet, Cl A               Fed Funds 1-Day -- 0.45%  Total Return   09/09/16         379     289         --
 Goldman Sachs
 International   Alphabet, Cl C               Fed Funds 1-Day -- 0.45%  Total Return   09/09/16         808     602         --
 Goldman Sachs
 International   American Tower               Fed Funds 1-Day -- 0.45%  Total Return   10/13/16       9,923   1,016         --
 Goldman Sachs
 International   Apple                        Fed Funds 1-Day -- 0.45%  Total Return   08/04/16       4,501     491         --
 Goldman Sachs
 International   Apple                        Fed Funds 1-Day -- 0.50%  Total Return   02/06/17       3,735     407         --
 Goldman Sachs
 International   CME Group                    Fed Funds 1-Day -- 0.45%  Total Return   10/13/16      14,172   1,362         --
 Goldman Sachs
 International   Dollar Tree                  Fed Funds 1-Day -- 0.45%  Total Return   09/28/16      28,550   2,354         --
 Goldman Sachs
 International   eBay                         Fed Funds 1-Day -- 0.45%  Total Return   06/14/16      56,532   1,348         --
 Goldman Sachs
 International   Las Vegas Sands              Fed Funds 1-Day -- 0.45%  Total Return   09/06/16      17,647     912         --
 Goldman Sachs
 International   Mastercard                   Fed Funds 1-Day -- 0.45%  Total Return   09/06/16      19,358   1,829         --
 Goldman Sachs
 International   Mastercard                   Fed Funds 1-Day -- 0.50%  Total Return   02/13/17       7,349     695         --
 Goldman Sachs
 International   Priceline Group              Fed Funds 1-Day -- 0.45%  Total Return   06/06/16          66      85         --
 Goldman Sachs
 International   Schlumberger                 Fed Funds 1-Day -- 0.45%  Total Return   09/06/16      19,343   1,426         --
 Goldman Sachs
 International   Southwestern Energy          Fed Funds 1-Day -- 0.45%  Total Return   06/14/16      71,196     575         --
 Goldman Sachs
 International   Visa                         Fed Funds 1-Day -- 0.45%  Total Return   06/06/16       8,734     668         --
 Goldman Sachs
 International   Visa                         Fed Funds 1-Day -- 0.50%  Total Return   02/13/17       6,888     527         --
 Goldman Sachs
 International   Walt Disney                  Fed Funds 1-Day -- 0.45%  Total Return   08/04/16      22,528   2,237         --

                                                                                                                         ------
                                                                                                                         $
                                                                                                                         ======

     Percentages are based on Net Assets of $118,877 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
***  Traded in Canadian Dollar.
(a) Some or all is pledged as collateral for securities sold short in the total amount of $34,598 (000).
(b) Security considered Master Limited Partnership. At March 31, 2016, these securities amounted to $5,938 (000) or 5.0% of Net Assets.
(c)  Underlying security for a total return swap.

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust

Amounts designated as "-- " are $0 or rounded to $0.





    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       7

[LOGO OMITTED]                                   RiverPark Structural Alpha Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

100.0% U.S. Treasury Obligations

+    Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                Face Amount
                                                   (000)/
Description                                      Contracts           Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
U.S. Treasury Obligations -- 46.8%
     U.S. Treasury Bill (a)
       0.461%, 09/29/16                            $  1,800           $   1,796
       0.391%, 07/28/16 (b)                           1,800               1,798
       0.356%, 06/30/16 (b)                           1,600               1,599
       0.335%, 05/26/16 (b)                           1,600               1,600
       0.246%, 04/28/16 (b)                           1,600               1,600
       0.130%, 04/07/16 (b)                           1,250               1,250
                                                                         -------
Total U.S. Treasury Obligations
  (Cost $9,641) (000)                                                     9,643
                                                                         -------
Total Investments -- 46.8%
  (Cost $9,641) (000)                                                 $   9,643
                                                                         =======
Schedule of Open Options Purchased
Purchased Options -- 6.0%*#
     CBOE S&P 500 Index, Call Option
       Expires 08/31/16, Strike Price $1,975              9           $     116
       Expires 07/29/16, Strike Price $1,950              9                 126
       Expires 09/30/16, Strike Price $2,000             14                 166
       Expires 06/30/16, Strike Price $2,100             14                  44
       Expires 04/29/16, Strike Price $2,100              9                   7
       Expires 06/30/16, Strike Price $2,025              9                  68
       Expires 12/30/16, Strike Price $2,000             20                 275
       Expires 05/31/16, Strike Price $2,100              9                  17
     NASDAQ Euro Index, Call Option
       Expires 06/17/16, Strike Price $4,475              4                  56
     S&P 500 Index, Call Option
       Expires 06/17/16, Strike Price $2,050             10                  53
       Expires 03/17/17, Strike Price $2,050             14                 169
       Expires 01/20/17, Strike Price $1,875              6                 138
                                                                         -------
Total Purchased Options
(Cost $1,483) (000)                                                   $   1,235
                                                                         =======
Schedule of Open Options Written
Written Options -- (3.8)%*#
     C2 S&P 500 Index, Call Option
       Expires 04/15/16, Strike Price $2,075             (5)          $      (6)
       Expires 04/15/16, Strike Price $2,090             (5)                 (3)
     C2 S&P 500 Index, Put Option
       Expires 04/15/16, Strike Price $1,950             (5)                 (1)
       Expires 04/15/16, Strike Price $1,970             (5)                 (1)


--------------------------------------------------------------------------------
Description                                       Contracts          Value (000)
--------------------------------------------------------------------------------
     CBOE S&P 500 Index, Call Option
       Expires 08/31/16, Strike Price $2,050             (9)          $     (70)
       Expires 04/22/16, Strike Price $2,095             (5)                 (3)
       Expires 04/08/16, Strike Price $2,045            (10)                (22)
       Expires 09/30/16, Strike Price $2,175            (14)                (37)
       Expires 06/30/16, Strike Price $2,250            (14)                 (1)
       Expires 04/22/16, Strike Price $2,110             (5)                 (2)
       Expires 07/29/16, Strike Price $2,050             (9)                (62)
       Expires 04/29/16, Strike Price $2,175             (9)                 --
       Expires 04/29/16, Strike Price $2,125             (7)                 (2)
       Expires 06/30/16, Strike Price $2,125             (9)                (18)
       Expires 04/01/16, Strike Price $2,040             (5)                (10)
       Expires 12/30/16, Strike Price $2,150            (20)               (108)
       Expires 05/31/16, Strike Price $2,175             (9)                 (2)
     CBOE S&P 500 Index, Put Option
       Expires 08/31/16, Strike Price $1,975             (3)                (18)
       Expires 04/22/16, Strike Price $1,990             (5)                 (3)
       Expires 04/22/16, Strike Price $1,975             (5)                 (3)
       Expires 09/30/16, Strike Price $1,825             (7)                (25)
       Expires 06/30/16, Strike Price $2,000             (3)                (13)
       Expires 06/30/16, Strike Price $1,950             (7)                (21)
       Expires 07/29/16, Strike Price $1,925             (3)                (11)
       Expires 05/31/16, Strike Price $2,100             (3)                (20)
       Expires 04/29/16, Strike Price $2,100             (3)                (15)
       Expires 04/29/16, Strike Price $2,000             (7)                 (9)
       Expires 04/08/16, Strike Price $1,925            (10)                 --
       Expires 04/01/16, Strike Price $1,920             (5)                 --
       Expires 12/30/16, Strike Price $1,850            (10)                (62)
     NASDAQ Euro Index, Call Option
       Expires 06/17/16, Strike Price $4,825             (4)                 (5)
     NASDAQ Euro Index, Put Option
       Expires 06/17/16, Strike Price $4,150             (2)                (10)
     S&P 500 Index, Call Option
       Expires 06/17/16, Strike Price $2,250            (10)                 (1)
       Expires 03/17/17, Strike Price $2,200            (14)                (66)
       Expires 01/20/17, Strike Price $2,050             (6)                (66)
     S&P 500 Index, Put Option
       Expires 03/17/17, Strike Price $1,925             (7)                (68)
       Expires 01/20/17, Strike Price $1,725             (3)                (13)
       Expires 06/17/16, Strike Price $1,875             (5)                 (7)
                                                                         -------
Total Written Options
(Premiums Received $1,351) (000)                                         $ (784)
                                                                         =======


# See Note 2 in Notes to Financial Statements for additional information.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       8

[LOGO OMITTED]                                   RiverPark Structural Alpha Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

The open futures contracts held by the Fund at March 31, 2016 are as follows:

                                                        Number of                       Unrealized
                                                        Contracts      Expiration      Depreciation
Counterparty                 Type of Contract             Short           Date            (000)
------------------------------------------------------------------------------------------------------
Interactive Brokers LLC      S&P 500 Index E-MINI         (60)          Jun-2016        $   (124)
                                                                                        =========

See Note 2 in Notes to Financial Statements for more information regarding futures collateral.

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities               Level 1          Level 2          Level 3          Total
-----------------------------------------------------------------------------------------------------
  U.S. Treasury Obligations             $9,643          $     --         $     --         $9,643
                                        ------          --------         --------         ------
Total Investments in Securities         $9,643          $     --         $     --         $9,643
                                        ======          ========         ========         ======

Other Financial Instruments             Level 1          Level 2          Level 3          Total
-----------------------------------------------------------------------------------------------------
  Purchased Options                     $1,235          $     --         $     --         $1,235
  Written Options                         (784)               --               --           (784)
  Futures^
  Unrealized Depreciation                 (124)               --               --           (124)
                                        ------          --------         --------         ------
Total Other Financial Instruments       $  327          $     --         $     --         $  327
                                        ======          ========         ========         ======

^ Futures contracts are valued at the unrealized depreciation on the instrument. See Note 2 in Notes to Financial Statements for additional information.

For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $20,601 (000).
*    Non-income producing security.
(a) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(b) Pledged as collateral for open options contracts in the total amount of $7,847 (000).

CBOE -- Chicago Board Options Exchange
LLC -- Limited Liability Company
NASDAQ -- National Association of Securities Dealers Automated Quotations S&P -- Standard & Poor's

Amounts designated as "-- "are $0 or rounded to $0.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       9

[LOGO OMITTED]                                   RiverPark Strategic Income Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

79.1% Corporate Obligations
9.3% Commercial Paper
6.8% Bank Loan Obligations
3.4% Asset-Backed Securities
0.9% Convertible Bonds
0.5% Mortgage-Backed Securities

+    Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                Face Amount
Description                                        (000)             Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Corporate Obligations -- 74.8%
  Consumer Discretionary -- 18.2%
     Accuride
        9.500%, 08/01/18                           $ 10,506            $   9,718
     American Media
        11.500%, 12/15/17                             6,529                6,700
     Cablevision Systems
        8.625%, 09/15/17                              1,851                1,962
     Caesars Entertainment Resort
      Properties
        8.000%, 10/01/20                              9,484                9,332
     Coach
        4.250%, 04/01/25                             13,005               12,893
     Ford Motor Credit
        3.200%, 01/15/21                                500                  512
        1.461%, 03/27/17                              1,000                  999
     Goodyear Tire & Rubber
        6.500%, 03/01/21                              2,000                2,108
     Hot Topic
        9.250%, 06/15/21 (a)                            450                  453
     HT Intermediate Holdings
        12.000%, 05/15/19 (a)                         8,738                7,995
     LBI Media
        10.000%, 04/15/19 (a)                         7,383                7,088
     MDC Partners
        6.750%, 04/01/20 (a)                          3,423                3,541
     MHGE Parent
        8.500%, 08/01/19 (a)                          6,498                6,498
     Office Depot
        9.750%, 03/15/19 (a)                          9,025                9,537
     Pinnacle Entertainment
        7.500%, 04/15/21                              8,632                8,988
     Postmedia Network
        12.500%, 07/15/18                            11,197                1,288
     Scripps Networks Interactive
        2.700%, 12/15/16                              9,919               10,007
     Wyndham Worldwide
        2.950%, 03/01/17                              6,287                6,348
                                                                         -------
                                                                         105,967
                                                                         -------


--------------------------------------------------------------------------------
                                                Face Amount
Description                                        (000)             Value (000)
--------------------------------------------------------------------------------
  Consumer Staples -- 6.2%
     BI-LO
        9.250%, 02/15/19 (a)                       $  7,409             $  7,113
     Carolina Beverage Group
        10.625%, 08/01/18 (a)                         7,127                6,878
     Kroger
        2.000%, 01/15/19                                500                  507
     Simmons Foods
        7.875%, 10/01/21 (a)                          6,069                5,128
     Southern States Cooperative
        10.000%, 08/15/21 (a)                        10,677                6,673
     US Foods
        8.500%, 06/30/19                              9,701               10,004
                                                                        --------
                                                                          36,303
                                                                        --------
  Energy -- 0.7%
     Express Pipeline
        7.390%, 12/31/17 (a)                            756                  768
     Sanjel
        7.500%, 06/19/19 (a)                          2,700                  122
     Westmoreland Coal
        8.750%, 01/01/22 (a)                          5,580                3,278
                                                                        --------
                                                                           4,168
                                                                        --------
  Financials -- 11.2%
     Consolidated-Tomoka Land
        4.500%, 03/15/20 (a)                          4,328                4,025
     Crescent Resources
        10.250%, 08/15/17 (a)                         4,511                4,483
     Forestar USA Real Estate Group
        8.500%, 06/01/22 (a)                          6,850                6,850
     Homefed
        6.500%, 06/30/18 (a)                         23,302               23,418
     Hunt Cos
        9.625%, 03/01/21 (a)                         19,123               17,641
     Lender Processing Services
        5.750%, 04/15/23                              7,191                7,470
     Toll Road Investors Partnership
        4.245%, 02/15/45 (a) (b)                      5,537                1,289
                                                                        --------
                                                                          65,176
                                                                        --------
  Health Care -- 2.2%
     Mallinckrodt International Finance
        5.750%, 08/01/22 (a)                          2,569                2,379
     Prospect Medical Holdings
        8.375%, 05/01/19 (a)                         10,053               10,405
                                                                        --------
                                                                          12,784
                                                                        --------
  Industrials -- 11.5%
     Acuity Brands Lighting
        6.000%, 12/15/19                              1,000                1,100
     America West Airlines Pass-
      Through Trust, Ser 2000-1
        8.057%, 07/02/20                                550                  606
     Casella Waste Systems
        7.750%, 02/15/19                              6,009                6,125
     Cleaver-Brooks
        8.750%, 12/15/19 (a)                          7,886                7,492


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       10

[LOGO OMITTED]                                   RiverPark Strategic Income Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Face Amount
Description                                        (000)             Value (000)
--------------------------------------------------------------------------------
     Continental Airlines Pass-Through
      Trust, Ser 2000-2, Cl A1
        7.707%, 04/02/21                           $  3,075             $  3,352
     Continental Airlines Pass-Through
      Trust, Ser 1999-2, Cl C2
        6.236%, 03/15/20                                505                  535
     Continental Airlines Pass-Through
      Trust, Ser 2007-1, Cl A
        5.983%, 04/19/22                              1,225                1,355
     Dispensing Dynamics International
        12.500%, 01/01/18 (a)                         3,964                3,558
     HC2 Holdings
        11.000%, 12/01/19 (a)                        17,017               13,954
     Jac Holding
        11.500%, 10/01/19 (a)                         6,249                6,155
     MasTec
        4.875%, 03/15/23                              4,250                3,666
     Milacron
        7.750%, 02/15/21 (a)                            770                  712
     Quad
        7.000%, 05/01/22                             11,660                9,736
     Techniplas
        10.000%, 05/01/20 (a)                         7,140                5,177
     Waste Italia
        10.500%, 11/15/19 (a)                         9,067                3,095
                                                                        --------
                                                                          66,618
                                                                        --------
  Information Technology -- 5.4%
     Denali International
        5.625%, 10/15/20 (a)                         13,134               13,888
     Fidelity National Information
      Services
        5.000%, 03/15/22                              3,925                4,084
     Fiserv
        3.500%, 10/01/22                              3,275                3,443
     Leidos
        7.125%, 07/01/32                              5,833                5,883
     Western Digital
        10.500%, 04/01/24 (a)                         4,000                4,020
                                                                        --------
                                                                          31,318
                                                                        --------
  Materials -- 13.2%
     Aleris International
        7.625%, 02/15/18                              7,584                7,741
     Beverage Packaging Holdings
      Luxembourg II
        5.625%, 12/15/16 (a)                         10,460               10,440
     Hardwoods Acquisition
        7.500%, 08/01/21 (a)                          2,272                1,556
     Hexion
        10.000%, 04/15/20                             5,996                5,412
        6.625%, 04/15/20                              7,890                6,588
     IAMGOLD
        6.750%, 10/01/20 (a)                          2,850                2,180

--------------------------------------------------------------------------------
                                                Face Amount
Description                                        (000)             Value (000)
--------------------------------------------------------------------------------
     Kissner Milling
        7.250%, 06/01/19 (a)                       $  5,704             $  5,376
     Lansing Trade Group
        9.250%, 02/15/19 (a)                         16,624               15,793
     Nexeo Solutions
        8.375%, 03/01/18                              8,100                8,130
     NWH Escrow
        7.500%, 08/01/21 (a)                          8,632                5,697
     Optima Specialty Steel
        12.500%, 12/15/16 (a)                         9,745                8,137
                                                                        --------
                                                                          77,050
                                                                        --------
  Telecommunication Services -- 6.2%
     Qwest
        6.750%, 12/01/21                              5,000                5,387
     SBA Tower Trust
        3.598%, 04/15/18 (a)                          6,385                6,386
     Sprint Communications
        9.125%, 03/01/17                              4,923                5,034
        6.000%, 12/01/16                             11,011               10,997
     Telesat Canada
        6.000%, 05/15/17 (a)                          7,924                7,934
                                                                        --------
                                                                          35,738
                                                                        --------
Total Corporate Obligations
  (Cost $476,119) (000)                                                  435,122
                                                                        --------
Commercial Paper -- 8.8%
     Ford Motor Credit
        1.051%, 04/07/16 (b)                         17,000              16,996
     Thomson Reuters
        0.861%, 04/29/16 (b)                         17,000              16,994
     Viacom
        0.000%, 04/27/16 (b)                         17,000              16,994
                                                                        --------
Total Commercial Paper
  (Cost $50,969) (000)                                                    50,984
                                                                        --------
Asset-Backed Securities -- 3.2%
  Other Asset-Backed Securities -- 3.2%
     Countrywide Asset-Backed
      Certificates, Ser 2006-SPS2, Cl A
        0.753%, 05/25/26 (c)                            532                1,318
     Countrywide Asset-Backed
      Certificates, Ser 2006-SPS1, Cl A
        0.653%, 12/25/25 (c)                            129                  457
     Master Asset Vehicle II,
      Ser 2009-2U, Cl A1
        0.216%, 07/15/56 (b) (c)                     17,829               16,848
                                                                        --------
Total Asset-Backed Securities
  (Cost $17,536) (000)                                                    18,623
                                                                        --------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       11

[LOGO OMITTED]                                   RiverPark Strategic Income Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                Face Amount
Description                                        (000)             Value (000)
--------------------------------------------------------------------------------
Convertible Bond -- 0.8%
     Prospect Capital
        5.750%, 03/15/18
          (Cost $5,092) (000)                      $  5,000           $   4,859
                                                                      ----------
Mortgage-Backed Securities -- 0.6%
  Non-Agency Mortgage-Backed
  Obligations -- 0.6%
     Structured Asset Mortgage
      Investments II Trust, Ser 2005-
      AR8, Cl A4
        1.835%, 02/25/36 (c)                          3,890               1,658
     Structured Asset Mortgage
      Investments II Trust, Ser 2006-
      AR3, Cl 12A3
        0.703%, 05/25/36 (c)                          4,778               1,623
                                                                      ----------
Total Mortgage-Backed Securities
  (Cost $3,970) (000)                                                     3,281
                                                                      ----------
Bank Loan Obligations -- 6.4%
     Alere
        4.250%, 06/20/22                              5,000               4,964
     Eastman Kodak
        7.250%, 09/03/19                              5,969               5,680
     Hampton Rubber
        5.000%, 03/27/21                              4,534               3,264
     Lee Enterprises
        12.000%, 12/15/22                             5,799               5,915
        7.250%, 03/31/19                              2,272               2,249
     Marsico Holdings
        5.375%, 12/31/22                             20,689               2,069
     Maueser-Werke
        8.750%, 07/31/22                              6,500               5,596
     Media General
        4.000%, 07/31/20                              5,156               5,147
     Newpage
        9.500%, 02/11/21                              4,337                 634
        0.375%, 07/28/17                                726                 614
     Regionalcare Hospital Partners
        6.000%, 04/23/19                              1,200               1,191
                                                                      ----------
Total Bank Loan Obligations
  (Cost $49,278) (000)                                                   37,323
                                                                      ----------
Total Investments -- 94.6%
  (Cost $602,964) (000)                                               $ 550,192
                                                                      ==========
Schedule of Securities Sold Short
Corporate Obligations -- (1.6)%
  Financials -- (0.5)%
     Allstate
        3.150%, 06/15/23                             (1,000)          $  (1,030)
     CIT Group
        5.000%, 08/15/22                             (2,000)             (2,029)


--------------------------------------------------------------------------------
                                                Face Amount
Description                                        (000)             Value (000)
--------------------------------------------------------------------------------
     Jefferies Group
        5.125%, 01/20/23                          $    (100)          $    (100)
                                                                      ----------
                                                                         (3,159)
                                                                      ----------
  Industrials -- (0.7)%
     Aircastle
        5.125%, 03/15/21                             (2,000)             (2,090)
     United Rentals North America
        4.625%, 07/15/23                             (2,000)             (1,995)
                                                                      ----------
                                                                         (4,085)
                                                                      ----------
  Materials -- (0.4)%
     Owens-Brockway Glass Container
        5.875%, 08/15/23 (a)                         (2,000)             (2,087)
                                                                      ----------
Total Corporate Obligations
  (Proceeds $8,933) (000)                                                (9,331)
                                                                      ----------
Total Securities Sold Short -- (1.6)%
  (Proceeds $8,933) (000)                                             $  (9,331)
                                                                      ==========

A list of the open forward foreign currency contracts held by the Fund at March 31, 2016 is as follows++:

                                         Currency    Currency      Unrealized
                          Settlement    to Deliver   to Receive   Appreciation
Counterparty                 Date         (000)        (000)         (000)
--------------------------------------------------------------------------------
Brown Brothers
Harriman                   4/8/16       EUR 8,415     USD 9,297     $   (280)
                                                                    =========

++ See Note 2 in Notes to Financial Statements for additional information.

The following is a list of the level of inputs used as of March 31, 2016, in valuing the Fund's investments and other financial instruments carried at value
(000):

Investments in Securities               Level 1          Level 2          Level 3          Total
-----------------------------------------------------------------------------------------------------
  Corporate Obligations                $    --          $435,122         $     --        $435,122
  Commercial Paper                          --            50,984               --          50,984
  Asset-Backed Securities                   --            18,623               --          18,623
  Convertible Bond                          --             4,859               --           4,859
  Mortgage-Backed Securities                --             3,281               --           3,281
  Bank Loan Obligations                     --            37,323               --          37,323
                                       -------          --------         --------        --------
 Total Investments in Securities       $    --          $550,192         $     --        $550,192
                                       =======          ========         ========        ========


Securities Sold Short                   Level 1          Level 2          Level 3          Total
-----------------------------------------------------------------------------------------------------
  Corporate Obligations                $    --          $ (9,331)        $     --        $ (9,331)
                                       -------          ---------        --------        ---------
Total Securities Sold Short            $    --          $ (9,331)        $     --        $ (9,331)
                                       =======          =========        ========        =========


Other Financial Instruments             Level 1          Level 2          Level 3          Total
-----------------------------------------------------------------------------------------------------
  Forwards Contracts*
     Unrealized Depreciation           $  (280)         $     --         $     --        $   (280)
                                       -------          --------         --------        --------
Total Other Financial Instruments      $  (280)         $     --         $     --        $   (280)
                                       =======          =========        ========        =========

* Forward contracts are valued at the unrealized depreciation on the instrument. See Note 2 in Notes to Financial Statements for additional information.

For the six months ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       12

[LOGO OMITTED]                                   RiverPark Strategic Income Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

     Percentages are based on Net Assets of $581,340 (000).
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(c) Variable rate security -- Rate disclosed is the rate in effect on March 31, 2016.

Cl -- Class
EUR -- Euro
Ser -- Series
USD -- United States Dollar


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       13

[LOGO OMITTED]                                      RiverPark Focused Value Fund
                                                      March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

22.6% Consumer Discretionary
16.1% Materials
15.6% Energy
13.7% Information Technology
10.5% Utilities
9.8%  Financials
6.2%  Health Care
5.5%  Industrials

+    Percentages are based on total investments.

--------------------------------------------------------------------------------
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 87.1%
  Consumer Discretionary -- 19.7%
     Las Vegas Sands                                 89,300             $  4,615
     Liberty Global, Cl A*                           66,900                2,576
     Liberty Global LiLAC, Cl A*                        880                   31
     Liberty Interactive QVC Group, Cl A*            51,100                1,290
                                                                        --------
                                                                           8,512
                                                                        --------
  Energy -- 13.6%
     Magellan Midstream Partners LP (a)              23,300                1,603
     Marathon Petroleum                              84,400                3,138
     National Oilwell Varco                          23,000                  716
     Sunoco Logistics Partners LP (a)                16,800                  421
                                                                        --------
                                                                           5,878
                                                                        --------
  Financials -- 8.5%
     American Tower REIT, Cl A                       15,500                1,587
     The Blackstone Group LP (a)                     74,600                2,092
                                                                        --------
                                                                           3,679
                                                                        --------
  Health Care -- 5.4%
     Express Scripts Holding*                        28,200                1,937
     Valeant Pharmaceuticals
      International*                                 15,695                  413
                                                                        --------
                                                                           2,350
                                                                        --------
  Industrials -- 4.8%
     Macquarie Infrastructure                        30,600                2,064
                                                                        --------
  Information Technology -- 11.9%
     Broadcom                                        18,300                2,827
     Western Digital                                 49,500                2,339
                                                                        --------
                                                                           5,166
                                                                        --------
  Materials -- 14.1%
     CF Industries Holdings                          78,400                2,457
     LyondellBasell Industries, Cl A                 24,100                2,062
     Praxair                                         13,700                1,568
                                                                        --------
                                                                           6,087
                                                                        --------


--------------------------------------------------------------------------------
Description                                          Shares          Value (000)
--------------------------------------------------------------------------------
  Utilities - 9.1%
     Calpine*                                       260,200             $  3,947
                                                                        --------
Total Common Stock
  (Cost $45,606) (000)                                                    37,683
                                                                        --------
Total Investments -- 87.1%
  (Cost $45,606) (000)                                                  $ 37,683
                                                                        ========

As of March 31, 2016, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $43,283 (000).
*    Non-income producing security.
(a) Security considered Master Limited Partnership. At March 31, 2016, these securities amounted to $4,116 (000) or 9.5% of Net Assets.

Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       14

                      [This Page Intentionally Left Blank]

















--------------------------------------------------------------------------------
                                       15


Statements of Assets and Liabilities (000)                        [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                         RiverPark
                                                                       RiverPark        RiverPark/     RiverPark         Long/Short
                                                                       Large            Wedgewood      Short Term        Opportunity
                                                                       Growth Fund      Fund           High Yield Fund   Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets:

Investments in Securities, at Value (Note 2)                         $    70,434        $ 1,723,881    $     848,953   $    107,678
Deposits with Brokers for Securities Sold Short                               --                 --               --         57,165
Cash                                                                         439             48,659           18,143          9,192
Receivable for Investment Securities Sold                                    599             18,236               --             --
Receivable for Dividend and Interest Income                                   17              1,843           15,549             25
Prepaid Expenses                                                              16                 68               32             24
Receivable for Capital Shares Sold                                             8              3,028            1,349          2,682
Cash Collateral on Swap Contracts                                             --                 --               --          1,300
Receivable for Swap Reset                                                     --                 --               --          1,068
                                                                     -----------     --------------    -------------   -------------
  Total Assets                                                            71,513          1,795,715          884,026        179,134
                                                                     -----------     --------------    -------------   -------------
Liabilities:
Securities Sold Short, at Value (Note 2)                                      --                 --               --         59,815
Payable Due to Shareholder Servicing Agent (Note 3)                           43                 60              181              4
Payable Due to Adviser (Note 3)                                               39                972              461            147
Payable for Capital Shares Redeemed                                           15              3,393            1,670            135
Payable Due to Administrative Services Plan, Institutional
 Class Shares (Note 3)                                                         5                130               51             27
Payable Due to Administrative Services Plan, Retail Class
 Shares (Note 3)                                                               4                 33               81              3
Payable Due to Administrator                                                   3                 84               40              5
Payable for Investment Securities Purchased                                   --                 --           14,723             --
Income Distribution Payable                                                   --                 --              293             --
Dividends Payable on Securities Sold Short                                    --                 --               --            105
Payable Due to Trustees                                                       --                 --                1             --
Chief Compliance Officer Fees Payable                                         --                  1                1             --
Other Accrued Expenses                                                        13                256              140             16
                                                                     -----------     --------------    -------------   -------------
  Total Liabilities                                                          122              4,929           17,642         60,257
                                                                     -----------     --------------    -------------   -------------
Net Assets                                                           $    71,391     $    1,790,786    $     866,384   $    118,877
                                                                     ===========     ==============    =============   =============
Net Assets Consist of:
Paid-in Capital                                                      $    64,649     $    1,683,736    $     889,042   $    114,182
Accumulated Undistributed Net Investment Income (Accumulated
 Net Investment Loss)                                                        761                553               55         (2,288)
Accumulated Net Realized Loss on Investments, Securities Sold Short,
  Purchased and Written Options and Swap Contracts                          (316)          (131,058)         (16,024)        (1,449)
Net Unrealized Appreciation (Depreciation) on Investments and
 Securities Sold Short                                                     6,297            237,555           (6,689)         8,432
                                                                     -----------     --------------    -------------   -------------
Net Assets                                                           $    71,391     $    1,790,786    $     866,384   $    118,877
                                                                     ===========     ==============    =============   =============
Investments in Securities, at Cost                                   $    64,137     $    1,486,326    $     855,642   $     96,751
Securities Sold Short, Proceeds                                               --                 --               --         57,320
Net Assets - Institutional Class Shares(1)                           $32,867,340     $1,712,244,078    $ 616,565,496   $113,756,592
                                                                     ===========     ==============    =============   =============
Net Assets - Retail Class Shares(1)                                  $38,523,977     $   78,541,852    $ 249,818,500   $  5,120,785
                                                                     ===========     ==============    =============   =============
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                            1,884,474        102,864,072       63,253,067     11,229,058
                                                                     ===========     ==============    =============   =============
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                            2,232,787          4,742,986       25,715,963        509,099
                                                                     ===========     ==============    =============   =============
Institutional Class Shares:
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares                           $17.44             $16.65            $9.75         $10.13
                                                                     ===========     ==============    =============   =============
Retail Class Shares:
Net Asset Value, Offering and Redemption
  Price Per Share -- Retail Class Shares                                  $17.25             $16.56            $9.71         $10.06
                                                                     ===========     ==============    =============   =============


(1)  Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       16

Statements of Assets and Liabilities (000)                        [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

                                                                                RiverPark        RiverPark        RiverPark
                                                                                Structural       Strategic        Focused
                                                                                Alpha Fund       Income Fund      Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets:

Investments in Securities, at Value (Note 2)                                    $     9,643      $    550,192     $      37,683
Deposits with Brokers for Futures and Options                                         3,751             9,548                --
Cash                                                                                  6,754            52,698             6,585
Purchased Options, at Value                                                           1,235                --                --
Receivable for Investment Securities Sold                                               131             4,900                --
Receivable for Capital Shares Sold                                                       19             1,502                --
Prepaid Expenses                                                                         13                36                41
Receivable for Variation Margin                                                          12                --                --
Receivable for Dividend and Interest Income                                               1            10,546                26
                                                                                -----------      ------------     -------------
  Total Assets                                                                       21,559           629,422            44,335
                                                                                -----------      ------------     -------------
Liabilities:
Written Options, at Value (Note 2)                                                      784                --                --
Securities Sold Short, at Value (Note 2)                                                 --             9,331                --
Payable Due to Shareholder Servicing Agent (Note 3)                                       1               167                --
Payable Due to Adviser (Note 3)                                                          24               315                20
Payable for Capital Shares Redeemed                                                      81             1,208                --
Payable Due to Administrative Services Plan, Institutional Class
 Shares (Note 3)                                                                          5                50                 9
Payable Due to Administrative Services Plan, Retail Class Shares
 (Note 3)                                                                                --                44                --
Payable Due to Administrator                                                              1                27                 2
Payable for Investment Securities Purchased                                              61            36,377             1,016
Unrealized Depreciation on Forward Foreign Currency Contracts                            --               280                --
Income Distribution Payable                                                              --               223                --
Payable Due to Trustees                                                                  --                 1                --
Chief Compliance Officer Fees Payable                                                    --                 1                --
Other Accrued Expenses                                                                    1                58                 5
                                                                                -----------      ------------     -------------
  Total Liabilities                                                                     958            48,082             1,052
                                                                                -----------      ------------     -------------
Net Assets                                                                      $    20,601      $    581,340     $      43,283
                                                                                ===========      ============     =============
Net Assets Consist of:
Paid-in Capital                                                                 $    20,890      $    668,577     $      51,776
Accumulated Undistributed (Distributions in Excess of) Net Investment
 Income
  (Accumulated Net Investment Loss)                                                    (349)           (1,065)              229
Accumulated Net Realized Loss on Investments, Securities Sold Short,
 Purchased and Written Options,
  Futures Contracts, Forward Currency Contracts and Foreign
   Currency Transactions                                                               (137)          (32,740)             (799)
Net Unrealized Appreciation (Depreciation) on Investments and
 Securities Sold Short                                                                    2           (53,170)           (7,923)
Net Unrealized Appreciation on Purchased and Written Options                            319                --                --
Net Unrealized Depreciation on Futures Contracts                                       (124)               --                --
Net Unrealized Depreciation on Forward Foreign Currency Contracts
 and Foreign Currency Transactions                                                       --              (262)               --
                                                                                -----------      ------------     -------------
Net Assets                                                                      $    20,601      $    581,340      $     43,283
                                                                                ===========      ============     =============
Investments in Securities, at Cost                                              $     9,641      $    602,964      $     45,606
Purchased Options, at Cost                                                            1,483                --                --
Securities Sold Short, Proceeds                                                          --             8,933                --
Written Options, Premiums Received                                                    1,351                --                --
Net Assets - Institutional Class Shares(1)                                      $17,839,243      $221,218,894      $ 42,634,747
                                                                                ===========      ============     =============
Net Assets - Retail Class Shares(1)                                             $ 2,762,116      $360,121,269      $    648,301
                                                                                ===========      ============     =============
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                                       1,782,084        24,740,864         5,417,107
                                                                                ===========      ============     =============
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                                         277,778        40,309,339            82,335
                                                                                ===========      ============     =============
Institutional Class Shares:
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares                                      $10.01             $8.94             $7.87
                                                                                ===========      ============     =============
Retail Class Shares:
Net Asset Value, Offering and Redemption
  Price Per Share -- Retail Class Shares                                              $9.94             $8.93             $7.87
                                                                                ===========      ============     =============


(1)      Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       17

Statements of Operations (000)
For the Six Month Period Ended
March 31, 2016 (Unaudited)                                        [LOGO OMITTED]
--------------------------------------------------------------------------------

                                                                            RiverPark                    RiverPark       RiverPark
                                                                            Large         RiverPark/     Short Term      Long/Short
                                                                            Growth        Wedgewood      High Yield      Opportunity
                                                                            Fund          Fund           Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                                   $     718     $ 12,158       $     143       $     954
Interest                                                                           --           --          16,026               7
Foreign Taxes Withheld                                                             --         (103)             --              --
                                                                            ---------     ---------      ---------       ----------
  Total Investment Income                                                         718       12,055          16,169             961
                                                                            ---------     ---------      ---------       ----------
Expenses:
Investment Advisory Fees (Note 3)                                                 248        6,360           2,690             857
Shareholder Service Fees(1) (Note 3)                                               52         (256)            257              13
Administrative Services Fee, Institutional Class Shares (Note 3)                   15          607             233              68
Administrative Services Fee, Retail Class Shares (Note 3)                          26          (15)            125               4
Administrator Fees (Note 3)                                                        21          538             228              31
Chief Compliance Officer Fees (Note 3)                                              1           15               6               1
Trustees' Fees (Note 3)                                                             1           17               7               1
Registration Fees                                                                  16           28              17              21
Transfer Agent Fees                                                                 5          145              61               8
Printing Fees                                                                       3           81              35               5
Professional Fees                                                                   2           52              23               3
Custodian Fees                                                                      1           16               9               2
Dividend Expense                                                                   --           --              --             593
Stock Loan Fee                                                                     --           --              --             139
Insurance and Other Fees                                                            1           52              24               4
                                                                            ---------     ---------      ---------       ----------
  Total Expenses                                                                  392        7,640           3,715           1,750
                                                                            ---------     ---------      ---------       ----------
Advisor Waiver Recapture (Note 3)                                                  41           --              --              15
                                                                            ---------     ---------      ---------       ----------
  Net Expenses                                                                    433        7,640           3,715           1,765
                                                                            ---------     ---------      ---------       ----------
Net Investment Income (Loss)                                                      285        4,415          12,454            (804)
                                                                            ---------     ---------      ---------       ----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
  Investments                                                                     457     (128,449)         (8,187)          2,661
  Purchased Options                                                                --           --              --             (41)
  Written Options                                                                  --           --              --             (63)
  Securities Sold Short                                                            --           --              --           2,501
  Swaps Contracts                                                                  --           --              --           1,065
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments                                                                   2,770      168,752           5,193           1,629
  Purchased Options                                                                --           --              --              89
  Written Options                                                                  --           --              --              59
  Securities Sold Short                                                            --           --              --          (6,724)
                                                                            ---------     ---------      ---------       ----------
Net Realized and Unrealized Gain (Loss)                                         3,227       40,303          (2,994)          1,176
                                                                            ---------     ---------      ---------       ----------
Net Increase in Net Assets Resulting from Operations                        $   3,512     $ 44,718       $   9,460       $     372
                                                                            =========     =========      =========       ==========

(1)  Attributable to Retail Class Shares only.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       18

Statements of Operations (000)
For the Six Month Period Ended
March 31, 2016 (Unaudited)                                        [LOGO OMITTED]
--------------------------------------------------------------------------------

                                                                                RiverPark        RiverPark        RiverPark
                                                                                Structural       Strategic        Focused
                                                                                Alpha Fund       Income Fund      Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Interest                                                                        $      9         $  21,753        $       2
Dividends                                                                             --                39              551
Foreign Taxes Withheld                                                                --                --               --
                                                                                --------         ---------        ---------
  Total Investment Income                                                              9            21,792              553
                                                                                --------         ---------        ---------
Expenses:
Investment Advisory Fees (Note 3)                                                    135             1,917              138
Administrative Services Fee, Institutional Class Shares (Note 3)                       4               101                3
Administrative Services Fee, Retail Class Shares (Note 3)                              2               254               --
Administrator Fees (Note 3)                                                            5               162               12
Shareholder Service Fees(1) (Note 3)                                                   4               458                1
Chief Compliance Officer Fees (Note 3)                                                --                 5                1
Trustees' Fees (Note 3)                                                               --                 5                1
Registration Fees                                                                     15                24               27
Transfer Agent Fees                                                                    2                44                5
Printing Fees                                                                          1                25                2
Professional Fees                                                                      1                16                1
Custodian Fees                                                                         1                 6                1
Interest Expense                                                                      --             2,327               --
Stock Loan Fee                                                                        --                52               --
Offering Costs                                                                        --                --               32
Insurance and Other Fees                                                               1                23                1
                                                                                --------         ---------        ---------
  Total Expenses                                                                     171             5,419              225
                                                                                --------         ---------        ---------
Fees Waived by Adviser (Note 3)                                                       --                --               (9)
Advisor Waiver Recapture (Note 3)                                                      1                --               --
                                                                                --------         ---------        ---------
  Net Expenses                                                                       172             5,419              216
                                                                                --------         ---------        ---------
Net Investment Income (Loss)                                                        (163)           16,373              337
                                                                                --------         ---------        ---------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
  Investments                                                                         --           (21,749)            (747)
  Purchased Options                                                                 (580)               --               --
  Written Options                                                                    460               155               --
  Futures Contracts                                                                 (117)               --               --
  Forward Foreign Currency Contracts                                                  --                79               --
  Foreign Currency Transactions                                                       --                (8)              --
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments                                                                          2           (11,768)          (2,818)
  Purchased Options                                                                  481                --               --
  Written Options                                                                    306              (139)              --
  Securities Sold Short                                                               --              (398)              --
  Futures Contracts                                                                 (294)               --               --
  Forward Foreign Currency Contracts                                                  --              (229)              --
  Foreign Currency Transactions                                                       --                18               --
                                                                                --------         ---------        ---------
Net Realized and Unrealized Gain (Loss)                                              258           (34,039)          (3,565)
                                                                                --------         ---------        ---------
Net Increase (Decrease) in Net Assets Resulting from Operations                 $     95         $ (17,666)       $  (3,228)
                                                                                ========         =========        =========

(1)  Attributable to Retail Class Shares only.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       19

Statements of Changes in Net Assets (000)                         [LOGO OMITTED]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                             RiverPark Large Growth Fund            RiverPark/Wedgewood Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Month                               Six Month
                                                         Period Ended                            Period Ended
                                                        March 31, 2016         Year Ended       March 31, 2016       Year Ended
                                                         (Unaudited)       September 30, 2015     (Unaudited)     September 30, 2015
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net Investment Income                                     $    285             $    247           $    4,415          $    6,713
Net Realized Gain (Loss) from Investments                      457                  919             (128,449)             80,634
Net Change in Unrealized Appreciation (Depreciation)
 on Investments                                              2,770               (5,899)             168,752            (194,176)
                                                          --------             ---------          -----------         -----------
Net Increase (Decrease) in Net Assets Resulting from
 Operations                                                  3,512               (4,733)              44,718            (106,829)
                                                          --------             ---------          -----------         -----------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                                    (5)                  --               (9,635)              (838)
  Retail Class Shares                                           --                   --                 (102)                --
Net Realized Gains:
  Institutional Class Shares                                  (584)                (429)             (76,296)            (77,897)
  Retail Class Shares                                         (752)              (1,433)              (3,946)             (9,079)
                                                          --------             ---------          -----------         -----------
Total Distributions to Shareholders                         (1,341)              (1,862)             (89,979)            (87,814)
                                                          --------             ---------          -----------         -----------
Capital Share Transactions:
Institutional Class Shares:
  Shares Issued                                              2,550               25,338              341,719           1,113,109
  Shares Issued as Reinvestment of Distributions               584                  382               73,728              67,574
  Shares Redeemed                                           (6,365)              (1,911)            (635,605)           (721,486)
                                                          --------             ---------          -----------         -----------
Net Increase (Decrease) in Net Assets from
 Institutional Class Shares Transactions                    (3,231)              23,809             (220,158)            459,197
                                                          --------             ---------          -----------         -----------
Retail Class Shares:
  Shares Issued                                              2,249                9,430               10,916              48,675
  Shares Issued as Reinvestment of Distributions               751                1,427                4,005               8,911
  Shares Redeemed                                          (10,146)             (15,721)             (46,587)           (144,201)
                                                          --------             ---------          -----------         -----------
Net Decrease in Net Assets from Retail Class Shares
 Transactions                                               (7,146)              (4,864)             (31,666)            (86,615)
                                                          --------             ---------          -----------         -----------
Net Increase (Decrease) in Net Assets from Capital Share
 Transactions                                              (10,377)              18,945              (251,824)           372,582
                                                          --------             ---------          -----------         -----------
Net Increase (Decrease) in Net Assets                       (8,206)              12,350              (297,085)           177,939
Net Assets:
Beginning of Period                                         79,597               67,247             2,087,871          1,909,932
                                                          --------             ---------          -----------         -----------
End of Period                                             $ 71,391             $ 79,597           $ 1,790,786         $2,087,871
                                                          ========             =========          ===========         ===========
Accumulated Undistributed Net Investment Income           $    761             $    481           $       553         $    5,875
                                                          ========             =========          ===========         ===========
Shares Issued and Redeemed:
Institutional Class Shares:
  Shares Issued                                                152                1,386                20,256             59,506
  Shares Issued as Reinvestment of Distributions                33                   22                 4,388              3,797
  Shares Redeemed                                             (366)                (103)              (38,463)           (39,183)
                                                          --------             ---------          -----------         -----------
Net Increase (Decrease) in Institutional Class Shares         (181)               1,305               (13,819)            24,120
                                                          --------             ---------          -----------         -----------
Retail Class Shares:
  Shares Issued                                                135                  514                   679              2,663
  Shares Issued as Reinvestment of Distributions                43                   81                   241                506
  Shares Redeemed                                             (606)                (860)               (2,862)            (7,986)
                                                          --------             ---------          -----------         -----------
Net Decrease in Retail Class Shares                           (428)                (265)               (1,942)            (4,817)
                                                          --------             ---------          -----------         -----------
Net Increase (Decrease) in Share Transactions                 (609)               1,040               (15,761)            19,303
                                                          ========             =========          ===========         ===========


Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       20

Statements of Changes in Net Assets (000)                         [LOGO OMITTED]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                    RiverPark Short Term High Yield Fund      RiverPark  Long/Short Opportunity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Month                               Six Month
                                                         Period Ended                            Period Ended
                                                        March 31, 2016         Year Ended       March 31, 2016       Year Ended
                                                         (Unaudited)       September 30, 2015     (Unaudited)    September 30, 2015
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net Investment Income (Loss)                              $   12,454         $    28,774          $    (804)         $   (1,629)
Net Realized Gain (Loss) from Investments,
  Purchased and Written Options,
  Securities Sold Short, Swap Contracts and Foreign
  Currency Transactions                                       (8,187)             (6,474)             6,123                (320)
Net Change in Unrealized Appreciation (Depreciation)
  on Investments, Purchased and Written Options
  and Securities Sold Short                                    5,193              (7,546)            (4,947)             (2,920)
                                                          -----------        ------------         ----------         -----------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                              9,460              14,754                372              (4,869)
                                                          -----------        ------------         ----------         -----------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                                  (9,524)            (22,429)                --                  --
  Retail Class Shares                                         (2,981)             (6,697)                --                  --
Net Realized Gains:
  Institutional Class Shares                                      --                  --                 --                  --
  Retail Class Shares                                             --                  --                 --                  --
                                                          -----------        ------------         ----------         -----------
Total Distributions to Shareholders                          (12,505)            (29,126)                --                  --
                                                          -----------        ------------         ----------         -----------
Capital Share Transactions:
Institutional Class Shares:
  Shares Issued                                              119,802             194,381             36,695              43,850
  Shares Issued as Reinvestment of Distributions               7,680              17,771                 --                  --
  Shares Redeemed                                           (174,749)           (215,739)           (20,625)            (49,660)
                                                          -----------        ------------         ----------         -----------
Net Increase (Decrease) in Net Assets from
  Institutional Class Shares Transactions                    (47,267)             (3,587)            16,070              (5,810)
                                                          -----------        ------------         ----------         -----------
Retail Class Shares:
  Shares Issued                                               82,153              50,730                101               2,415
  Shares Issued as Reinvestment of Distributions               2,953               6,541                 --                  --
  Shares Redeemed                                            (38,680)            (74,543)            (8,108)             (4,764)
                                                          -----------        ------------         ----------         -----------
Net Increase (Decrease) in Net Assets from Retail
  Class Shares Transactions                                   46,426             (17,272)            (8,007)             (2,349)
                                                          -----------        ------------         ----------         -----------
Net Increase (Decrease) in Net Assets from Capital
  Share Transactions                                            (841)            (20,859)             8,063              (8,159)
                                                          -----------        ------------         ----------         -----------
Net Increase (Decrease) in Net Assets                         (3,886)            (35,231)             8,435             (13,028)
Net Assets:
Beginning of Period                                          870,270             905,501            110,442             123,470
                                                          -----------        ------------         ----------         -----------
End of Period                                             $  866,384          $  870,270          $ 118,877          $  110,442
                                                          ===========        ============         ==========         ===========
Accumulated Undistributed Net Investment Income
  (Accumulated Net Investment Loss)                       $       55          $      106          $  (2,288)         $   (1,484)
                                                          ===========        ============         ==========         ===========
Shares Issued and Redeemed:
Institutional Class Shares:
  Shares Issued                                               12,304              19,608              3,618               4,111
  Shares Issued as Reinvestment of Distributions                 788               1,796                 --                  --
  Shares Redeemed                                            (17,933)            (21,771)            (2,021)             (4,686)
                                                          -----------        ------------         ----------         -----------
Net Increase (Decrease) in Institutional
  Class Shares                                                (4,841)               (367)             1,597                (575)
                                                          -----------        ------------         ----------         -----------
Retail Class Shares:
  Shares Issued                                                8,452               5,127                 10                 226
  Shares Issued as Reinvestment of Distributions                 304                 663                 --                  --
  Shares Redeemed                                             (3,984)             (7,543)              (822)               (453)
                                                          -----------        ------------         ----------         -----------
Net Increase (Decrease) in Retail Class Shares                 4,772              (1,753)              (812)               (227)
                                                          -----------        ------------         ----------         -----------
Net Increase (Decrease) in Share Transactions                    (69)             (2,120)               785                (802)
                                                          ===========        ============         ==========         ===========

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       21

Statements of Changes in Net Assets (000)                         [LOGO OMITTED]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                         RiverPark Structural Alpha Fund          RiverPark Strategic Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Month                               Six Month
                                                         Period Ended                            Period Ended
                                                        March 31, 2016         Year Ended       March 31, 2016        Year Ended
                                                         (Unaudited)       September 30, 2015     (Unaudited)     September 30, 2015
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net Investment Income (Loss)                              $   (163)            $   (227)          $   16,373          $    33,003
Net Realized Gain (Loss) from Investments,
  Purchased and Written Options,
  Securities Sold Short, Futures Contracts,
  Forward Foreign Currency Contracts
  and Foreign Currency Transactions                           (237)                 888              (21,523)              (8,856)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments, Purchased
  and Written Options, Securities Sold Short,
  Futures Contracts, Forward Foreign
  Currency Contracts and Foreign Currency
  Transactions                                                 495                 (827)             (12,516)             (37,125)
                                                          ---------            ---------           ----------         ------------
Net Increase (Decrease) in Net Assets Resulting
  from Operations                                               95                 (166)             (17,666)             (12,978)
                                                          ---------            ---------           ----------         ------------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                                    --                   --               (6,797)             (15,111)
  Retail Class Shares                                           --                   --              (10,708)             (21,088)
Net Realized Gains:
  Institutional Class Shares                                  (267)                (322)                  --                 (242)
  Retail Class Shares                                          (51)                 (54)                  --                 (368)
                                                          ---------            ---------           ----------         ------------
Total Distributions to Shareholders                           (318)                (376)             (17,505)             (36,809)
                                                          ---------            ---------           ----------         ------------
Capital Share Transactions:
Institutional Class Shares:
  Shares Issued                                              4,867                7,876               57,861              183,885
  Shares Issued as Reinvestment of Distributions               267                  322                5,633               13,221
  Shares Redeemed                                           (1,758)              (1,110)             (76,680)            (135,144)
                                                          ---------            ---------           ----------         ------------
Net Increase (Decrease) in Net Assets from
  Institutional Class Shares Transactions                    3,376                7,088              (13,186)              61,962
                                                          ---------            ---------           ----------         ------------
Retail Class Shares:
  Shares Issued                                                666                3,727               48,071              182,290
  Shares Issued as Reinvestment of Distributions                51                   54               10,688               21,337
  Shares Redeemed                                           (1,141)              (1,284)             (68,346)             (88,474)
                                                          ---------            ---------           ----------         ------------
Net Increase (Decrease) in Net Assets from Retail
  Class Shares Transactions                                   (424)               2,497               (9,587)             115,153
                                                          ---------            ---------           ----------         ------------
Net Increase (Decrease) in Net Assets from Capital
  Share Transactions                                         2,952                9,585              (22,773)             177,115
                                                          ---------            ---------           ----------         ------------
Net Increase (Decrease) in Net Assets                        2,729                9,043              (57,944)             127,328
Net Assets:
Beginning of Period                                         17,872                8,829              639,284              511,956
                                                          ---------            ---------           ----------         ------------
End of Period                                             $ 20,601             $ 17,872           $  581,340          $   639,284
                                                          =========            =========          ===========         ============
Accumulated Undistributed (Distributions in Excess
  of) Net Investment Income
  (Accumulated Net Investment Loss)                       $   (349)            $   (186)          $   (1,065)         $        67
                                                          =========            =========          ===========         ============
Shares Issued and Redeemed:
Institutional Class Shares:
  Shares Issued                                                486                  759                6,375               18,326
  Shares Issued as Reinvestment of Distributions                26                   32                  618                1,330
  Shares Redeemed                                             (176)                (107)              (8,362)             (13,598)
                                                          ---------            ---------           ----------         ------------
Net Increase (Decrease) in Institutional Class Shares          336                  684               (1,369)               6,058
                                                          ---------            ---------           ----------         ------------
Retail Class Shares:
  Shares Issued                                                 68                  362                5,266               18,173
  Shares Issued as Reinvestment of Distributions                 5                    5                1,174                2,148
  Shares Redeemed                                             (115)                (126)              (7,424)              (8,857)
                                                          ---------            ---------           ----------         ------------
Net Increase (Decrease) in Retail Class Shares                 (42)                 241                 (984)              11,464
                                                          ---------            ---------           ----------         ------------
Net Increase (Decrease) in Share Transactions                  294                  925               (2,353)              17,522
                                                          =========            =========          ===========         ============


Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       22

Statements of Changes in Net Assets (000)                         [LOGO OMITTED]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                               RiverPark Focused Value Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Six Month Period
                                                                                     Ended March 31, 2016         Period Ended
                                                                                         (Unaudited)           September 30, 2015*
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net Investment Income                                                                    $        337          $       148
Net Realized Loss from Investments                                                               (747)                 (33)
Net Change in Unrealized Depreciation on Investments                                           (2,818)              (5,105)
                                                                                         -------------         ------------
Net Decrease in Net Assets Resulting from Operations                                           (3,228)              (4,990)
                                                                                         -------------         ------------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                                                                     (256)                  --
  Retail Class Shares                                                                              (1)                  --
Net Realized Gains:
  Institutional Class Shares                                                                      (18)                  --
  Retail Class Shares                                                                              --                   --
                                                                                         -------------         ------------
Total Distributions to Shareholders                                                              (275)                  --
                                                                                         -------------         ------------
Capital Share Transactions:
Institutional Class Shares:
  Shares Issued                                                                                 2,800               48,467
  Shares Issued as Reinvestment of Distributions                                                  274                   --
  Shares Redeemed                                                                                (170)                (344)
                                                                                         -------------         ------------
Net Increase in Net Assets from Institutional Class Shares Transactions                         2,904               48,123
                                                                                         -------------         ------------
Retail Class Shares:
  Shares Issued                                                                                   455                  661
  Shares Issued as Reinvestment of Distributions                                                    2                   --
  Shares Redeemed                                                                                (138)                (231)
                                                                                         -------------         ------------
Net Increase in Net Assets from Retail Class Shares Transactions                                  319                  430
                                                                                         -------------         ------------
Net Increase in Net Assets from Capital Share Transactions                                      3,223               48,553
                                                                                         -------------         ------------
Net Increase (Decrease) in Net Assets                                                            (280)              43,563
Net Assets:
Beginning of Period                                                                            43,563                   --
                                                                                         -------------         ------------
End of Period                                                                            $     43,283          $    43,563
                                                                                         =============         ============
Accumulated Undistributed Net Investment Income                                          $        229          $       149
                                                                                         =============         ============
Shares Issued and Redeemed:
Institutional Class Shares:
  Shares Issued                                                                                   361                5,079
  Shares Issued as Reinvestment of Distributions                                                   32                   --
  Shares Redeemed                                                                                 (20)                 (35)
                                                                                         -------------         ------------
Net Increase in Institutional Class Shares                                                        373                5,044
                                                                                         -------------         ------------
Retail Class Shares:
  Shares Issued                                                                                    56                   66
  Shares Redeemed                                                                                 (16)                 (23)
                                                                                         -------------         ------------
Net Increase in Retail Class Shares                                                                40                   43
                                                                                         -------------         ------------
Net Increase in Share Transactions                                                                413                5,087
                                                                                         =============         ============

*      Fund commenced operations on March 31, 2015.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       23

Financial Highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2016 (Unaudited)
and the Year or Period Ended September 30,
--------------------------------------------------------------------------------


                                                                                          Distributions
                                    Net Asset    Net          Realized and                of Dividends
                                    Value,       Investment   Unrealized      Total from  from Net      Distributions  Distributions
                                    Beginning of Income       Gains (Losses)  Investment  Investment    from Net       from Return
                                    Period       (Loss) (1)   on Investments  Operations  Income        Realized Gains of Capital
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund
  Institutional Class Shares
    2016*                           $ 16.93     $  0.08        $  0.73       $  0.81       $     --(3)   $ (0.30)      $     --
    2015                              18.34        0.09          (0.99)        (0.90)            --        (0.51)            --
    2014                              16.28        0.02           2.21          2.23          (0.04)       (0.13)            --
    2013                              13.27        0.05           3.04          3.09          (0.02)       (0.06)            --
    2012                              10.09        0.01           3.17          3.18             --           --             --
    2011                              10.00       (0.01)          0.16(2)       0.15             --           --          (0.06)
  Retail Class Shares
    2016*                           $ 16.77     $  0.06        $  0.72       $  0.78       $     --      $ (0.30)      $     --
    2015                              18.21        0.05          (0.98)        (0.93)            --        (0.51)            --
    2014                              16.18       (0.03)          2.19          2.16             --(3)     (0.13)            --
    2013                              13.21        0.01           3.03          3.04          (0.01)       (0.06)            --
    2012                              10.07       (0.03)          3.17          3.14             --           --             --
    2011                              10.00       (0.04)          0.16(2)       0.12             --           --          (0.05)
RiverPark/Wedgewood Fund
  Institutional Class Shares
    2016*                           $ 16.93     $  0.03        $  0.45       $  0.48       $  (0.08)     $ (0.68)      $     --
    2015                              18.37        0.06          (0.67)        (0.61)         (0.01)       (0.82)            --
    2014                              16.21        0.01           2.41          2.42             --        (0.26)            --
    2013                              13.88       (0.01)          2.38          2.37             --        (0.04)            --
    2012                              10.32       (0.05)          3.61          3.56             --           --             --
    2011                              10.00       (0.06)          0.40(2)       0.34             --(3)        --          (0.02)
  Retail Class Shares
    2016*                           $ 16.73     $  0.09(5)     $  0.44       $  0.53       $  (0.02)     $ (0.68)      $     --
    2015                              18.21          --(3)       (0.66)        (0.66)            --        (0.82)            --
    2014                              16.09       (0.03)          2.41          2.38             --        (0.26)            --
    2013                              13.82       (0.05)          2.36          2.31             --        (0.04)            --
    2012                              10.30       (0.08)          3.60          3.52             --           --             --
    2011                              10.00       (0.09)          0.40(2)       0.31             --           --          (0.01)



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       24

                                                                  [LOGO OMITTED]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                               Ratio of Total
                                                                               Expenses to
                                                                               Average Net         Ratio of Net
              Net Asset                                     Ratio of Net       Assets Excluding    Investment
Total         Value,         Total     Net Assets,          Expenses to        Advisor Waiver      Income (Loss) to    Portfolio
Distributions End of Period  Return++  End of Period (000)  Average Net Assets Recapture           Average Net Assets  Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
 $ (0.30)        $17.44       4.76%     $    32,867            1.00%(4)           0.88%              0.87%                24%
   (0.51)         16.93      (5.03)          34,963            1.00(4)            0.95               0.47                 30
   (0.17)         18.34      13.75+          13,954            1.00(4)            0.98               0.13                 33
   (0.08)         16.28      23.46+           6,299            1.00               1.06               0.32                 45
    --            13.27      31.52+           3,804            1.00               2.78               0.08                 24
   (0.06)         10.09       1.44+           2,667            1.00               9.08              (0.10)                73

 $ (0.30)        $17.25       4.60%     $    38,524            1.25%(4)           1.16%              0.64%                24%
   (0.51)         16.77      (5.23)          44,634            1.25(4)            1.23               0.29                 30
   (0.13)         18.21      13.44+          53,293            1.25               1.26              (0.14)                33
   (0.07)         16.18      23.15+          26,221            1.25               1.31               0.06                 45
    --            13.21      31.18+          15,383            1.25               1.74              (0.20)                24
   (0.05)         10.07       1.19+             231            1.25               9.76              (0.32)                73

 $ (0.76)        $16.65       2.83%     $ 1,712,244            0.81%              0.81%              0.42%                13%
   (0.83)         16.93      (3.52)       1,975,999            0.85               0.85               0.34                 24
   (0.26)         18.37      15.04        1,700,475            0.88               0.88               0.06                 24
   (0.04)         16.21      17.15          834,476            0.92(4)            0.89              (0.06)                20
    --            13.88      34.50+         279,016            1.00               1.03              (0.40)                24
   (0.02)         10.32       3.37+          33,004            1.00               2.83              (0.59)                48

 $ (0.70)        $16.56       3.13%(6)  $    78,542            0.18%(7)           0.18%(7)           1.06%(8)             13%
   (0.82)         16.73      (3.83)         111,872            1.16               1.16              (0.02)                24
   (0.26)         18.21      14.91          209,457            1.05               1.05              (0.17)                24
   (0.04)         16.09      16.79          346,211            1.17(4)            1.14              (0.32)                20
    --            13.82      34.17+         173,582            1.25               1.27              (0.64)                24
   (0.01)         10.30       3.12+             241            1.25               3.71              (0.78)                48

* Unless otherwise indicated, all ratios for the period have been annualized.
+ Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)  Per share data was calculated using average shares for the period.
(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(3)  Amount represents less than $0.01 per share.
(4)  Ratio includes previously waived investment advisory fees recovered.
(5) The net investment income per share has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the net investment income per share would have been $0.02 per share.
(6) Total return has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, total return would have been 2.63%.
(7) The ratio of net expenses to average net assets has been reduced by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the annualized ratio of net expenses to average net assets would have been 1.13%.
(8) The ratio of net investment income to average net assets has been increased by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the annualized ratio of net investment income to average net assets would have been 0.11%.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       25

Financial Highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2016 (Unaudited) and the Year or Period Ended September 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                             Realized and                Distributions
                                 Net Asset      Net          Unrealized                  of Dividends
                                 Value,         Investment   Gains          Total from   from Net      Distributions
                                 Beginning of   Income       (Losses) on    Investment   Investment    from Net        Total
                                 Period         (Loss)(1)    Investments    Operations   Income        Realized Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund
  Institutional Class Shares
    2016*                         $  9.78       $  0.15        $ (0.03)        $ 0.12     $  (0.15)      $    --     $   (0.15)
    2015                             9.94          0.33          (0.16)          0.17        (0.33)           --         (0.33)
    2014                             9.98          0.38          (0.04)          0.34        (0.38)           --         (0.38)
    2013                            10.01          0.39          (0.07)          0.32        (0.35)           --         (0.35)
    2012                             9.88          0.44           0.08           0.52        (0.39)           --         (0.39)
    2011                            10.00          0.47          (0.15)          0.32        (0.44)           --         (0.44)
  Retail Class Shares
    2016*                         $  9.75       $  0.14        $ (0.04)        $ 0.10     $  (0.14)      $    --     $   (0.14)
    2015                             9.92          0.30          (0.16)          0.14        (0.31)           --         (0.31)
    2014                             9.97          0.36          (0.05)          0.31        (0.36)           --         (0.36)
    2013                             9.99          0.37          (0.06)          0.31        (0.33)           --         (0.33)
    2012                             9.88          0.42           0.06           0.48        (0.37)           --         (0.37)
    2011                            10.00          0.43          (0.13)          0.30        (0.42)           --         (0.42)
RiverPark Long/Short Opportunity Fund
  Institutional Class Shares
    2016*                         $ 10.09       $ (0.07)       $  0.11         $ 0.04     $     --        $    --     $     --
    2015                            10.51         (0.15)         (0.27)         (0.42)          --             --           --
    2014                            10.10         (0.21)          0.62           0.41           --             --           --
    2013                            10.14         (0.22)          0.27           0.05           --          (0.09)       (0.09)
    2012(2)                         10.00         (0.13)          0.27           0.14           --             --           --
  Retail Class Shares
    2016*                         $ 10.03       $ (0.08)       $  0.11         $ 0.03     $     --        $    --     $     --
    2015                            10.46         (0.16)         (0.27)         (0.43)          --             --           --
    2014                            10.08         (0.22)          0.60           0.38           --             --           --
    2013                            10.13         (0.23)          0.27           0.04           --          (0.09)       (0.09)
    2012(2)                         10.04         (0.13)          0.22           0.09           --             --           --

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       26

                                                                  [LOGO OMITTED]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                                                    Ratio of Total Expenses
                                           Ratio of Net Expenses    to Average Net Assets,
                                           to Average Net Assets,   Including Dividend         Ratio of Net
                            Net Assets,    Including Dividend       Expense and Stock Loan     Investment Income
Net Asset Value,  Total     End of         Expense and Stock        Fee, Excluding Advisor     (Loss) to               Portfolio
End of Period     Return++  Period (000)   Loan Fee                 Waiver Recapture           Average Net Assets      Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
 $  9.75           1.24%    $  616,565          0.82%                        0.82%                   3.08%                 47%
    9.78           1.72        666,036          0.87                         0.87                    3.31                  90
    9.94           3.48        680,443          0.90                         0.90                    3.81                 195
    9.98           3.39        587,334          0.99(8)                      0.94                    3.88                 390
   10.01           5.32+       100,224          1.00                         1.12                    4.42                 611
    9.88           3.27+        18,883          1.00                         2.12                    4.69                 454

 $  9.71           1.02%    $  249,819          1.12%                        1.12%                   2.81%                 47%
    9.75           1.47        204,234          1.18                         1.18                    3.00                  90
    9.92           3.02        225,058          1.18                         1.18                    3.62                 195
    9.97           3.14        285,742          1.25(8)                      1.21                    3.75                 390
    9.99           4.88+        97,701          1.25                         1.32                    4.23                 611
    9.88           3.06+         6,083          1.25                         2.18                    4.28                 454

 $ 10.13           0.40%    $  113,756          3.07%(7)(8)                  3.05%                  (1.40)%                25%
   10.09          (4.00)        97,196          3.01(6)(8)                   3.00                   (1.41)                 35
   10.51           4.06        107,276          3.22(5)(8)                   3.16                   (1.99)                 59
   10.10           0.55+        26,686          3.46(4)                      3.60                   (2.22)                 56
   10.14           1.40+        19,994          3.49(3)                      4.12                   (2.61)                 20

 $ 10.06           0.30%    $    5,121          3.28%(7)(8)                  3.25%                  (1.49)%                25%
   10.03          (4.11)+       13,246          3.16(6)                      3.19                   (1.55)                 35
   10.46           3.77         16,194          3.37(5)(8)                   3.29                   (2.03)                 59
   10.08           0.45+        72,410          3.61(4)                      3.71                   (2.32)                 56
   10.13           0.90+         4,302          3.68(3)                      4.18                   (2.78)                 20

* Unless otherwise indicated, all ratios for the period have been annualized.
+ Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)  Per share data was calculated using average shares for the period.
(2) Institutional Class shares commenced operations on March 30, 2012 and Retail Class Shares commenced operations on April 3, 2012. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(3) Dividend expense and stock loan fee totaled 1.64% of average net assets for the year ended September 30, 2012. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.
(4) Dividend expense and stock loan fee totaled 1.61% of average net assets for the year ended September 30, 2013. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.
(5) Dividend expense and stock loan fee totaled 1.37% of average net assets for the year ended September 30, 2014. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.
(6) Dividend expense and stock loan fee totaled 1.16% of average net assets for the year ended September 30, 2015. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.
(7) Dividend expense and stock loan fee totaled 1.28% of average net assets for the six months ended March 31, 2016. Had these expenses not been included the ratios would have been 1.79% and 2.00%, respectively.
(8)  Ratios include previously waived investment advisory fees recovered.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       27

Financial Highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2016 (Unaudited) and the Year or Period Ended September 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                             Realized and                Distributions
                                 Net Asset      Net          Unrealized                  of Dividends
                                 Value,         Investment   Gains          Total from   from Net      Distributions
                                 Beginning of   Income       (Losses) on    Investment   Investment    from Net        Total
                                 Period         (Loss)(1)    Investments    Operations   Income        Realized Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Structural Alpha Fund
  Institutional Class Shares
    2016*                         $ 10.13       $(0.08)       $  0.13       $  0.05      $    --        $  (0.17)      $  (0.17)
    2015                            10.50        (0.19)          0.23          0.04           --           (0.41)         (0.41)
    2014                            10.12        (0.18)          0.73          0.55           --           (0.17)         (0.17)
    2013(2)                         10.00        (0.05)          0.17          0.12           --              --             --
  Retail Class Shares
    2016*                         $ 10.07       $(0.10)       $  0.14       $  0.04      $    --        $  (0.17)      $  (0.17)
    2015                            10.47        (0.21)          0.22          0.01           --           (0.41)         (0.41)
    2014                            10.12        (0.20)          0.72          0.52           --           (0.17)         (0.17)
    2013(2)                         10.00        (0.05)          0.17          0.12           --              --             --
RiverPark Strategic Income Fund
  Institutional Class Shares
    2016*                         $  9.49       $ 0.26        $ (0.53)      $ (0.27)     $ (0.28)       $     --       $  (0.28)
    2015                            10.26         0.56          (0.72)        (0.16)       (0.60)          (0.01)         (0.61)
    2014(3)                         10.00         0.59           0.12(7)       0.71        (0.45)             --(6)       (0.45)
  Retail Class Shares
    2016*                         $  9.48       $ 0.25        $ (0.53)      $ (0.28)     $ (0.27)       $     --       $  (0.27)
    2015                            10.26         0.53          (0.72)        (0.19)       (0.58)          (0.01)         (0.59)
    2014(3)                         10.00         0.55           0.14(7)       0.69        (0.43)             --(6)       (0.43)
RiverPark Focused Value Fund
  Institutional Class Shares
    2016*                         $  8.56       $ 0.07        $ (0.71)      $ (0.64)     $ (0.05)       $     --(6)    $  (0.05)
    2015(4)                         10.00         0.07          (1.51)        (1.44)          --              --             --
  Retail Class Shares
    2016*                         $  8.56       $ 0.06        $ (0.72)      $ (0.66)     $ (0.03)       $     --(6)    $  (0.03)
    2015(4)                         10.00         0.05          (1.49)        (1.44)          --              --             --

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       28

                                                                  [LOGO OMITTED]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                             Ratio of Total Expenses
                                                      Ratio of Net Expenses  to Average Net Assets,
                                                      to Average Net Assets, Including Dividend      Ratio of Net
                                                      Including Dividend     Expense and Stock Loan  Investment Income
Net Asset Value,                 Net Assets,          Expense and            Fee, Excluding Advisor  (Loss) to Average Portfolio
End of Period    Total Return++  End of Period (000)  Stock Loan Fee          Waiver Recapture        Net Assets       Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
   $10.01           0.48%         $  17,839                  1.75%(5)                1.73%                (1.66)%           0%(8)
    10.13           0.46+            14,646                  1.75                    1.90                 (1.82)            0(8)
    10.50           5.46+             8,003                  1.75                    2.22                 (1.72)            0(8)
    10.12           1.20+             8,118                  1.75                    2.99                 (1.73)            0

   $ 9.94           0.39%+        $   2,762                  2.00%                   2.07%                (1.92)%           0%(8)
    10.07           0.17+             3,226                  2.00                    2.24                 (2.07)            0(8)
    10.47           5.16+               826                  2.00                    2.56                 (1.97)            0(8)
    10.12           1.20+               885                  2.00                    3.32                 (1.98)            0

   $ 8.94          (2.85)%        $ 221,219                  0.90%(9)                0.90%                 5.75%           25%
     9.49          (1.63)           247,726                  0.90                    0.90                  5.57            54
    10.26           7.16            205,825                  0.91                    0.91                  5.67            61

   $ 8.93          (2.98)%        $ 360,121                  1.19%(9)                1.19%                 5.44%           25%
     9.48          (1.98)           391,558                  1.19                    1.19                  5.29            54
    10.26           6.93            306,131                  1.24                    1.24                  5.29            61

   $ 7.87          (7.47)%+       $  42,635                  1.00%                   1.04%                 1.60%            8%
     8.56         (14.40)+           43,200                  1.00                    1.25                  1.35            14

   $ 7.87          (7.66)%+       $     648                  1.25%                   1.41%                 1.43%            8%
     8.56         (14.40)+              363                  1.25                    1.60                  1.01            14

* Unless otherwise indicated, all ratios for the period have been annualized.
+ Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.
++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.
(1)  Per share data was calculated using average shares for the period.
(2) Commenced operations on June 28, 2013. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(3) Commenced operations on September 30, 2013. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(4) Commenced operations on March 31, 2015. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.
(5)  Ratios include previously waived investment advisory fees recovered.
(6)  Amount represents less than $0.01 per share.
(7) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(8)  Note that the ratio is zero due to not having any long-term securities.
(9) Dividend expense and stock loan fee totaled 0.05% of average net assets for the six months ended March 31, 2016. Had these expenses not been included the ratios would have been 0.85% and 1.14%, respectively.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       29

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

1. Organization

RiverPark Funds Trust (the "Trust"), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of March 31, 2016, the Trust was comprised of seven funds: the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/ Short Opportunity Fund, RiverPark Structural Alpha Fund, RiverPark Strategic Income Fund and the RiverPark Focused Value Fund (each a "Fund" and collectively the "Funds"). The investment objective of the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund and RiverPark Focused Value Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. The investment objective of the RiverPark Structural Alpha Fund is to seek long-term capital appreciation while exposing investors to less risk than broad stock market indices. Each of the Funds is diversified with the exception of the RiverPark/Wedgewood Fund and RiverPark Focused Value Fund which are both non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund, has registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees. The RiverPark Short Term High Yield Fund was closed to new investors on June 21, 2013.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services -- Investment Companies.

Valuation of Investments -- Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange ("NYSE"). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees ("the Board").

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a "Business Day"). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.



--------------------------------------------------------------------------------
                                       30

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments, Schedules of Securities Sold Short, Schedules of Open Options Purchased, Schedules of Open Options Written, open forward currency contracts and list of open swap contracts.

It is the Funds' policy to recognize transfers into and out of Levels at the end of the reporting period. For the six month period ended March 31, 2016, there were no significant changes to the Funds' fair value methodologies.

Securities Sold Short -- As consistent with the RiverPark Long/Short Opportunity Fund's investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short by the Fund would not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. As consistent with the RiverPark Strategic Income Fund's investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short by the Fund would not exceed 15% of the value of its gross assets (including the amounts borrowed) and 30% of the value of its net assets. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds are then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. Until the security is replaced, the Funds are required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends and interest are shown as an expense for financial reporting purposes. To borrow the security, the Funds also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Funds sold the security short, or a realized loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Funds close their short position or replace the borrowed security, the Funds will maintain a segregated account with its custodian containing marginable securities. The Funds may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Funds may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing their overall managed assets available for trading purposes.




--------------------------------------------------------------------------------
                                       31

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

Written/Purchased Options -- Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options and purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Strategic Income Fund may sell uncovered call and put options on securities and stock indices.

The RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Strategic Income Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets. The RiverPark Structural Alpha Fund may purchase or sell options or option spreads, so long as the aggregate net notional value does not exceed 125%, and the gross notional value does not exceed 250% of the value of its assets.

An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.

Purchased and written equity and index options transactions entered into during the six months ended March 31, 2016 are summarized as follows:

------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund                   Purchased Options                            Written Options
------------------------------------------------------------------------------------------------------------------------------------
                                             Number of Contracts         Cost         Number of Contracts          Premiums Received
------------------------------------------------------------------------------------------------------------------------------------
Balance at the beginning of the period ....          786             $  260,414              242                   $    69,697
Expired ...................................         (629)              (208,772)              --                            --
Executed ..................................          (53)               (26,282)              --                            --
Closing buys ..............................           --                     --             (242)                      (69,697)
Sold ......................................         (104)               (25,360)              --                            --
------------------------------------------------------------------------------------------------------------------------------------
Balance at the end of the period ..........           --             $       --               --                   $        --
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
RiverPark Structural Alpha Fund                         Purchased Options                            Written Options
------------------------------------------------------------------------------------------------------------------------------------
                                             Number of Contracts         Cost      Number of Contracts          Premiums Received
------------------------------------------------------------------------------------------------------------------------------------
Balance at the beginning of the period ....           90             $1,066,419             182                    $   997,265
Written ...................................           --                     --             589                      1,608,477
Purchased .................................          163              1,165,912              --                             --
Expired ...................................          (78)              (423,161)           (239)                      (823,613)
Executed ..................................          (28)              (314,596)           (103)                      (185,562)
Closing buys ..............................           --                     --            (162)                      (246,118)
Sold ......................................          (20)               (12,026)             --                             --
------------------------------------------------------------------------------------------------------------------------------------
Balance at the end of the period ..........          127             $1,482,548             267                    $ 1,350,449
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                       32

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RiverPark Strategic Income Fund                         Purchased Options                            Written Options
------------------------------------------------------------------------------------------------------------------------------------
                                             Number of Contracts         Cost      Number of Contracts          Premiums Received
------------------------------------------------------------------------------------------------------------------------------------
Balance at the beginning of the period ....          --             $       --            1,250                     $   154,635
Expired ...................................          --                     --           (1,250)                       (154,635)
------------------------------------------------------------------------------------------------------------------------------------
Balance at the end of the period ..........          --             $       --               --                     $        --
------------------------------------------------------------------------------------------------------------------------------------

Purchased and written options held as of March 31, 2016 are disclosed separately on the Statements of Assets and Liabilities. The realized and unrealized gain (loss) from purchased and written options are disclosed separately on the Statements of Operations.

All purchased and written options have equity risk exposure. Additionally, all purchased and written options held as of March 31, 2016 are exchange-traded and therefore no right of offset exists.

Swap Agreements -- The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund's restrictions on investments in foreign securities.

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase exposure and total return. A Fund's ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or monthly during its term.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the



--------------------------------------------------------------------------------
                                       33

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must "set aside" liquid assets, or engage in other appropriate measures to "cover" its obligation under the swap contract.

All swaps held by the RiverPark Long/Short Opportunity Fund during the six months ended March 31, 2016 had equity risk exposure.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as realized gains or losses. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of March 31, 2016. The total return swaps that the RiverPark Long/Short Opportunity Fund transacts in are subject to a netting arrangement.

During the six months ended March 31, 2016, the RiverPark Long/Short Opportunity Fund purchased 67,391 swap contracts and closed 47,291 swap contracts for a realized gain of $1,064,401 with 297,361 swap contracts outstanding. This turnover is inclusive of monthly swap resets, swap expirations and swap transactions with the counterparty. The open swap contracts are collateralized by $1,300,000 in cash.

Futures and Options on Futures on Stock Indices -- The RiverPark Structural Alpha Fund intends to use futures and may use options on futures. The use of futures involves the risk that the futures contract may temporarily not correlate with the underlying index on which it is based. Additionally, futures contracts are leveraged vehicles where limited amounts of capital can expose the Fund to significant exposure to changes in the underlying index. Options on futures involve the risks associated with futures as well as the risks associated with using index options. When options are purchased over-the-counter, the Fund will bear the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its positions. At March 31, 2016, the options contracts were fully collateralized by $7,847,920 in securities pledged and $2,568,165 in cash.

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. Such unrealized is included as a component of the net assets on the Statement of Assets and Liabilities. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. As of March 31, 2016, the RiverPark Structural Alpha Fund has open futures contracts and during the six months ended, all futures contracts held had equity risk exposure. For the six month period ended March 31, 2016, the total amount of all open futures contracts, as presented in the Schedule of Investments, are representative of the volume of activity during the period. The realized and unrealized gain (loss) from futures contracts are disclosed separately on the Statements of Operations. Additionally, all futures contracts held are exchange-traded and therefore no right of offset exists. In addition to the $7,847,920 in collateral noted on the Schedule of Investments for the open option contracts, the futures contracts were also collateralized by $1,180,084 in cash.

Master Limited Partnerships -- The Funds may invest in master limited partnerships ("MLPs"). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include interest, dividend, real property rent, gain from sale or other disposition of real property and income from activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or



--------------------------------------------------------------------------------
                                       34

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds' shares.

Investment Transactions -- Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments -- Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Organization and Offering Costs -- Offering costs for RiverPark Focused Value Fund, including the cost of printing the initial prospectus and registration fees, are being amortized to expense over a twelve month period. As of March 31, 2016, all offering costs were fully amortized.

Expenses -- Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund's do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.



--------------------------------------------------------------------------------
                                       35

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts -- Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts ("forward contracts") in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk -- the risk of loss due to a decline in the value of the hedged currencies -- at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of March 31, 2016, the RiverPark Strategic Income Fund held a forward contract as a currency hedge against a foreign bond. It is the Funds' policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the forward contracts. In accordance with this policy, unrealized appreciation and depreciation as of March 31, 2016 are presented in unrealized appreciation or unrealized depreciation on forward foreign currency contracts on the Statements of Assets and Liabilities. Realized and unrealized gains (losses) on forward contracts are disclosed separately on the Statements of Operations. For the six months ended March 31, 2016, the total amount of open forward foreign currency contracts, as presented in the RiverPark Strategic Income Fund's Schedule of Investments, are representative of the volume of activity for this derivative type during the period.

The forward foreign currency contract held by the RiverPark Strategic Income Fund during the six months ended March 31, 2016 had currency risk exposure.

Dividends and Distributions to Shareholders -- Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Focused Value Fund and declared and paid monthly for the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes -- Each Fund intends to qualify or continue to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the six month period ended March 31, 2016, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.

3. Agreements

Investment Advisory Agreement -- RiverPark Advisors, LLC ("RiverPark") serves as the Funds' investment adviser (the "Adviser"). For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rate: 0.65% for the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund, the RiverPark Short Term High Yield Fund, the RiverPark Strategic Income Fund and the RiverPark Focused Value Fund, 1.50% for the RiverPark Long/Short Opportunity Fund and 1.40% for the RiverPark Structural Alpha Fund.



--------------------------------------------------------------------------------
                                       36

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

3. Agreements (continued)

The Adviser has contractually agreed to waive its fees and to absorb expenses of each Fund through January 31, 2017 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares of each Fund's average net assets for the RiverPark Large Growth Fund, the RiverPark/ Wedgewood Fund, the RiverPark Short Term High Yield Fund, the RiverPark Strategic Income Fund and the RiverPark Focused Value Fund, 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares of the Fund's average net assets for the RiverPark Long/ Short Opportunity Fund and 1.75% for the Institutional Class Shares and 2.00% for the Retail Class Shares of the Fund's average net assets for the RiverPark Structural Alpha Fund. The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the fees were waived or Fund expenses were absorbed, to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination.

The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares for RiverPark Large Growth Fund, RiverPark/ Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Strategic Income Fund and RiverPark Focused Value Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares for RiverPark Long/Short Opportunity Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.75% for the Institutional Class Shares and 2.00% for the Retail Class Shares for RiverPark Structural Alpha Fund.

As of March 31, 2016, the Adviser may in the future seek reimbursement of previously waived fees for the Funds as follows:

Fund                                       Expiring 2016      Expiring 2017      Expiring 2018      Expiring 2019      Total
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund ............   $   5,776           $   5,674          $  1,843           $      --        $ 13,293
RiverPark Structural Alpha Fund ........      23,222              49,797            21,181                  --          94,200
RiverPark Focused Value Fund ...........          --                  --            27,020               9,111          36,131

For the six months ended March 31, 2016, the Adviser recaptured previously waived fees of $40,543 for the RiverPark Large Growth Fund; $14,744 for the RiverPark Long/Short Opportunity Fund; and $1,435 for the RiverPark Structural Alpha Fund.

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/ Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Focused Value Fund and oversees the day-to-day portfolio management services provided by Wedgewood Partners, Inc. ("Wedgewood"), as sub-adviser to the RiverPark/Wedgewood Fund; and Cohanzick Management, LLC ("Cohanzick"), as sub-adviser to the RiverPark Short Term High Yield Fund and the RiverPark Strategic Income Fund. With regard to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Focused Value Fund, the Adviser has discretion to purchase and sell securities in accordance with these Funds' objectives, policies, and restrictions. This investment discretion has been delegated by the Adviser to Wedgewood and Cohanzick with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

RiverPark (and its affiliated advisers) and Wedgewood may be considered to be affiliates as RiverPark shareholders own approximately 6% of Wedgewood Partners, and Wedgewood owns 2.5% of RiverPark's holding company. For its services as sub-adviser to the RiverPark/Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark's adviser fee, and such fee is calculated daily and paid monthly at an annual rate of 0.325% of RiverPark/Wedgewood Fund's average net assets in excess of $50,000,000.



--------------------------------------------------------------------------------
                                       37

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

3. Agreements (continued)

Administrator, Custodian and Transfer Agent -- SEI Investments Global Funds Services (the "Administrator") serves as the Funds' administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Fund. For the six months ended March 31, 2016, the Funds were charged $997,537 for these services.

Brown Brothers Harriman & Co. (the "Custodian") serves as the Funds' custodian pursuant to a Custodian Agreement. DST Systems, Inc. (the Transfer Agent") serves as the Funds' transfer agent pursuant to an Agency Agreement.

Distribution Agreement -- SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the "Distributor") serves as the Funds' distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. Aggregate compensation for the Institutional Class Shares will not exceed on an annual basis 0.15% of the average daily net assets of such class. As of March 31, 2016, there were no shareholder servicing fees charged to Institutional Class Shares.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% (currently set at 0.15%) and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.

Other -- Certain officers and Trustees of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and any staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations.

4. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the six month period ended March 31, 2016, were as follows:

                                                            Proceeds from Sales
Fund                                     Purchases (000)    and Maturities (000)
--------------------------------------------------------------------------------
RiverPark Large Growth Fund ............    $  17,734           $    23,759
RiverPark/Wedgewood Fund ...............      254,398               651,156
RiverPark Short Term High Yield Fund ...      584,819               135,449
RiverPark Long/Short Opportunity Fund ..       31,626                25,245
RiverPark Structural Alpha Fund ........           --                    --
RiverPark Strategic Income Fund ........      228,899               137,728
RiverPark Focused Value Fund ...........        5,663                 2,883

There were no purchases or sales of long-term U.S. Government securities for the six months March 31, 2016.




--------------------------------------------------------------------------------
                                       38

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

5. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the last two years or periods ended September 30, 2015 was as follows (000):


                                                                           Long-Term
FUND                                            Ordinary Income           Capital Gain               Total
------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund
  2015 .....................................       $ 1,093                  $   769               $  1,862
  2014 .....................................           204                       96                    300
RiverPark/Wedgewood Fund
  2015 .....................................        32,481                   55,333                 87,814
  2014 .....................................         5,539                   13,987                 19,526
RiverPark Short Term High Yield Fund
  2015 .....................................        29,126                       --                 29,126
  2014 .....................................        33,765                       --                 33,765
RiverPark Structural Alpha Fund
  2015 .....................................            79                      297                    376
  2014 .....................................            20                      138                    158
RiverPark Strategic Income Fund
  2015 .....................................        36,809                       --                 36,809
  2014 .....................................        12,621                       --                 12,621

There were no distributions declared during the last two fiscal years ended September 30 in the RiverPark Long/Short Opportunity Fund and the RiverPark Focused Value Fund.

As of September 30, 2015, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):



                                                Undistributed      Undistributed
                                                  Ordinary          Long-Term         Capital Loss       Post-October
                                                   Income          Capital Gain       Carryforwards        Losses
                                             ---------------------------------------------------------------------------------------
RiverPark Large Growth Fund ...............      $      5            $  1,335         $      --         $    (447)
RiverPark/Wedgewood Fund ..................         7,376              78,730                --                --
RiverPark Short Term High Yield Fund ......           106                  --            (1,080            (6,548)
RiverPark Long/Short Opportunity Fund .....            --                  --            (5,434)               --
RiverPark Structural Alpha Fund ...........            --                 398                --                --
RiverPark Strategic Income Fund ...........            18                  --            (1,317)           (8,613)
RiverPark Focused Value Fund ..............           115                  --                --                --



                                                                                                              Total
                                                                                                          Distributable
                                                 Unrealized         Other              Late Year            Earnings
                                                Appreciation      Temporary               Loss            (Accumulated
                                               (Depreciation)    Differences            Defferal             Losses)
                                             ---------------------------------------------------------------------------------------
RiverPark Large Growth Fund ...............      $   3,678           $     --         $      --           $   4,571
RiverPark/Wedgewood Fund ..................         66,205                 --                --             152,311
RiverPark Short Term High Yield Fund ......        (12,091)                --                --             (19,613)
RiverPark Long/Short Opportunity Fund .....         14,004             (1,671)           (2,576)              4,323
RiverPark Structural Alpha Fund ...........           (279)                --              (185)                (66)
RiverPark Strategic Income Fund ...........        (42,204)                50                --             (52,066)
RiverPark Focused Value Fund ..............         (5,105)                --                --              (4,990)

Post-October losses represent losses realized on investment transactions from November 1, 2014, through September 30, 2015, that, in accordance with Federal income tax regulations, the RiverPark Large Growth Fund, the RiverPark Short Term High Yield Fund and the RiverPark Strategic Income Fund elect to defer and treat as having arisen in the following fiscal year.


--------------------------------------------------------------------------------
                                       39

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------


5. Federal Tax Information (continued)

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2015 through September 30, 2015 and specified losses realized on investment transactions from November 1, 2014 through September 30, 2015. The RiverPark Long/Short Opportunity Fund and the RiverPark Structural Alpha Fund elect to defer the late-year loss and to treat it as having arisen in the following fiscal year.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards under the new provisions are as follows (000):

Fund                                             Short Term Loss   Long Term Loss    Total
----------------------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund .....          $ 1,080           $   --        $1,080
RiverPark Long/Short Opportunity Fund ....          $ 5,434           $   --        $5,434
RiverPark Strategic Income Fund ..........          $ 1,317           $   --        $1,317

For federal income tax purposes, the cost of securities owned at March 31, 2016 and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales, investments in partnerships and basis adjustments of the carryover securities which cannot be used for federal income tax purposes in the current year and have been deferred for use in future years. The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds, excluding securities sold short and purchased and written options, at March 31, 2016, were as follows (000):

                                                                     Aggregate             Aggregate
                                                                       Gross                 Gross              Net Unrealized
                                               Federal Tax           Unrealized            Unrealized            Appreciation
Fund                                              Cost              Appreciation          Depreciation          (Depreciation)
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund ..............    $   64,137             $  11,479             $  (5,182)            $   6,297
RiverPark/Wedgewood Fund .................     1,486,326               312,102               (74,547)              237,555
RiverPark Short Term High Yield Fund .....       855,642                 1,130                (7,819)               (6,689)
RiverPark Long/Short Opportunity Fund ....        96,751                20,654                (9,727)               10,927
RiverPark Structural Alpha Fund ..........         9,641                     2                    --                     2
RiverPark Strategic Income Fund ..........       602,964                 3,074               (55,846)              (52,772)
RiverPark Focused Value Fund .............        45,606                 1,434                (9,357)               (7,923)

6. Risks

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund invest in fixed-income instruments that are or are rated below investment grade by Moody's Investors Service, Inc. and Standard & Poor's Corporation and accordingly involve greater risk. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

High- yield securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments.



--------------------------------------------------------------------------------
                                       40

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

6. Risks (continued)

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Funds, they involve a substantial degree of risk.

The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund are exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund will recognize a loss. The risk on a short sale is unlimited because the RiverPark Long/Short Opportunity Fund and RiverPark Strategic Income Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

The RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Strategic Income Fund are able to invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund's trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.

Selling options creates additional risks. The seller of a "naked" call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a "naked" put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund's direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount




--------------------------------------------------------------------------------
                                       41

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

6. Risks (continued)

expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. Some swaps may be complex and valued subjectively. Swaps may also be subject to pricing or "basis" risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the expectations may produce significant losses in the Fund's investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund's use of swaps may not be effective in fulfilling the Fund's investment strategies and may contribute to losses that would not have been incurred otherwise. As a registered investment company, the Fund must "set aside" liquid assets (often referred to as "asset segregation"), or engage in other approved measures to "cover" open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC's positions regarding asset segregation.

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty (Goldman Sachs International), focusing its exposure to the counterparty credit risk of that single counterparty. Further, the swap counterparty's obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund settles swap agreements at least monthly.

A more complete description of risks is included in each Fund's prospectus and SAI.






--------------------------------------------------------------------------------
                                       42

Notes to Financial Statements                                     [LOGO OMITTED]
March 31, 2016 (Unaudited)
--------------------------------------------------------------------------------

7. Other

On March 31, 2016, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These may include omnibus shareholder accounts comprised of one or many individual shareholders.

Fund
--------------------------------------------------------------------------------
RiverPark Large Growth Fund
  Institutional Class Shares .............................................   87%
  Retail Class Shares ....................................................   91%
RiverPark/Wedgewood Fund
  Institutional Class Shares .............................................   44%
  Retail Class Shares ....................................................   71%
RiverPark Short Term High Yield Fund
  Institutional Class Shares .............................................   69%
  Retail Class Shares ....................................................   90%
RiverPark Long/Short Opportunity Fund
  Institutional Class Shares .............................................   80%
  Retail Class Shares ....................................................   79%
RiverPark Structural Alpha Fund
  Institutional Class Shares .............................................   50%
  Retail Class Shares ....................................................   96%
RiverPark Strategic Income Fund
  Institutional Class Shares .............................................   74%
  Retail Class Shares ....................................................   93%
RiverPark Focused Value Fund
  Institutional Class Shares .............................................   81%
  Retail Class Shares ....................................................   89%

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

8. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.




--------------------------------------------------------------------------------
                                       43

Disclosure of Fund Expenses (Unaudited)                           [LOGO OMITTED]
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return--the account values shown may not apply to your specific investment.




--------------------------------------------------------------------------------
                                       44

Disclosure Of Fund Expenses (Unaudited)(continued)                [LOGO OMITTED]
--------------------------------------------------------------------------------

                                                                                             Ending          Net         Expenses
                                                                          Beginning         Account       Annualized       Paid
                                                                         Account Value       Value         Expense        During
                                                                           10/1/15          3/31/16         Ratios        Period*
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund -- Institutional Class Shares
     Actual Fund Return                                                   $1,000.00         $1,047.60         1.00%       $5.12
     Hypothetical 5% Return                                                1,000.00          1,020.00         1.00         5.05
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,046.00         1.25         6.39
     Hypothetical 5% Return                                                1,000.00          1,018.75         1.25         6.31
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Wedgewood Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00          1,028.30         0.81         4.11
     Hypothetical 5% Return                                                1,000.00          1,020.95         0.81         4.09
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Wedgewood Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,031.30         0.18#        0.91
     Hypothetical 5% Return                                                1,000.00          1,024.10         0.18#        0.91
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00          1,012.40         0.82         4.13
     Hypothetical 5% Return                                                1,000.00          1,020.90         0.82         4.14
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,010.20         1.12         5.63
     Hypothetical 5% Return                                                1,000.00          1,019.40         1.12         5.65
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00          1,004.00         3.07+       15.38
     Hypothetical 5% Return                                                1,000.00          1,009.65         3.07+       15.42
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,003.00         3.28+       16.42
     Hypothetical 5% Return                                                1,000.00          1,008.60         3.28+       16.47
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Structural Alpha Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00          1,004.80         1.75         8.77
     Hypothetical 5% Return                                                1,000.00          1,016.25         1.75         8.82
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Structural Alpha Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,003.90         2.00        10.02
     Hypothetical 5% Return                                                1,000.00          1,015.00         2.00        10.08
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Strategic Income Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00            971.50         0.90++       4.44
     Hypothetical 5% Return                                                1,000.00          1,020.50         0.90++       4.55
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Strategic Income Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00            970.20         1.19++       5.86
     Hypothetical 5% Return                                                1,000.00          1,019.05         1.19++       6.01
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Focused Value Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00            925.30         1.00         4.81
     Hypothetical 5% Return                                                1,000.00          1,020.00         1.00         5.05
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Focused Value Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00            923.40         1.25         6.01
     Hypothetical 5% Return                                                1,000.00          1,018.75         1.25         6.31
------------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

# This ratio has been reduced by a one-time adjustment as a result of a management change in estimate relating to shareholder servicing and administrative servicing fees. Had this change in estimate not occurred, the annualized ratio of net expenses would have been 1.13%.

+ The annualized expense ratios include dividend expense and/or stock loan fees incurred during the six month period. Annualized dividend expense and stock loan fees of average net assets totaled 1.28%. Had these expenses not been included the ratios would have been 1.79% and 2.00%, respectively.

++ The annualized expense ratios include interest expense and/or stock loan fees incurred during the six month period. Annualized dividend expense and stock loan fees of average net assets totaled 0.05%. Had these expenses not been included the ratios would have been 0.85% and 1.14%, respectively.



--------------------------------------------------------------------------------
                                       45

                               INVESTMENT ADVISER
                            RiverPark Advisors, LLC
                        156 West 56th Street, 17th Floor
                            New York, New York 10019

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                                 PRIME BROKERS:
                              Goldman Sachs & Co.
                           200 West Street, 3rd Floor
                               New York, NY 10282

                            Interactive Brokers LLC
                            209 South LaSalle Street
                                   Suite 1000
                               Chicago, IL 60604

                                 TRANSFER AGENT
                               DST Systems, Inc.
                        333 West 11th Street, 5th Floor
                          Kansas City, Missouri 64105

                                 ADMINISTRATOR
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Cohen Fund Audit Services, Ltd.
                          1350 Euclid Ave., Suite 800
                             Cleveland, Ohio 44115

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  FUND COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                         New York, New York 10174-0208


                This information must be preceded or accompanied
                     by a current prospectus forthe Trust.


                                                                 RPF-SA-001-0600

ITEM 2.     CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.     SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.   EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                              RiverPark Funds Trust

                                          /s/ Morty Schaja
By (Signature and Title)*                 --------------------------------------
                                          Morty Schaja
                                          President

Date: June 8, 2016





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                          /s/ Morty Schaja
By (Signature and Title)*                 --------------------------------------
                                          Morty Schaja
                                          President


Date: June 8, 2016

                                          /s/ Rami Abdel-Rahman
By (Signature and Title)*                 --------------------------------------
                                          Rami Abdel-Rahman
                                          Chief Financial Officer and Treasurer

Date: June 8, 2016

* Print the name and title of each signing officer under his or her signature.